UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust - June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2012

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Capital Growth Fund

Touchstone International Small Cap Fund

Touchstone Mid Cap Value Opportunities Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolio of Investments:
Touchstone Capital Growth Fund	5
Touchstone International Small Cap Fund	7
Touchstone Mid Cap Value Opportunities Fund	10
Touchstone Small Cap Value Opportunities Fund	12
Touchstone U.S. Long/Short Fund	14
Touchstone Value Fund	16
Statements of Assets and Liabilities	18 - 21
Statements of Operations	22 - 23
Statements of Changes in Net Assets	24 - 27
Statements of Changes in Net Assets - Capital Stock Activity	28 - 33
Statement of Cash Flows	34
Financial Highlights	35 - 50
Notes to Financial Statements	51 - 65
Other Items	66 - 68
Privacy Protection Policy	69

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2012

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Capital Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	33.0%
Consumer Discretionary	18.8
Industrials	14.0
Health Care	10.8
Consumer Staples	8.6
Energy	8.1
Financials	2.9
Materials	2.1
Investment Fund	1.9
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone International Small Cap Fund
Sector Allocation*	(% of Net Assets)
Industrials	17.1%
Financials	16.7
Consumer Discretionary	15.8
Information Technology	12.2
Materials	10.7
Consumer Staples	8.5
Health Care	6.3
Energy	6.0
Utilities	3.4
Telecommunication Services	1.1
Exchange Traded Funds	2.0
Investment Funds	2.0
Other Assets/Liabilities (Net)	(1.8)
Total	100.0%

Touchstone Mid Cap Value Opportunities Fund
Sector Allocation*	(% of Net Assets)
Financials	18.1%
Information Technology	17.5
Utilities	13.0
Health Care	12.3
Consumer Discretionary	12.2
Industrials	7.9
Materials	6.2
Energy	5.0
Consumer Staples	2.0
Telecommunication Services	1.7
Investment Funds	9.2
Other Assets/Liabilities (Net)	(5.1)
Total	100.0%

Touchstone Small Cap Value Opportunities Fund
Sector Allocation*	(% of Net Assets)
Financials	23.2%
Industrials	18.3
Consumer Discretionary	17.6
Information Technology	12.6
Health Care	6.4
Materials	4.9
Energy	4.9
Utilities	4.1
Consumer Staples	3.3
Telecommunication Services	1.4
Exchange Traded Fund	1.3
Investment Funds	11.3
Other Assets/Liabilities (Net)	(9.3)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone U.S. Long/Short Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Information Technology	25.1%
Consumer Discretionary	20.4
Energy	15.8
Financials	14.5
Health Care	13.9
Consumer Staples	8.8
Industrials	8.4
Materials	7.1
Utilities	2.4
Telecommunication Services	1.9
Exchange Traded Fund	1.7
Investment Fund	0.0
Other Assets/Liabilities (Net)	0.7
120.7%
Short Positions
Consumer Discretionary	(5.5)
Energy	(4.6)
Information Technology	(4.2)
Health Care	(3.9)
Materials	(2.5)
(20.7)
Total	100.0%

Touchstone Value Fund
Sector Allocation*	(% of Net Assets)
Financials	22.4%
Health Care	14.8
Energy	13.7
Industrials	13.2
Consumer Staples	11.5
Utilities	7.3
Telecommunication Services	5.8
Information Technology	5.4
Consumer Discretionary	3.7
Materials	0.8
Investment Fund	1.3
Other Assets/Liabilities (Net)	0.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Portfolio of Investments

Touchstone Capital Growth Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Information Technology — 33.0%
Accenture PLC (Ireland) - Class A	35,325	$2,349,112
Analog Devices, Inc.	62,385	2,623,913
Apple, Inc.	21,375	11,393,516
ARM Holdings PLC (United Kingdom), ADR	61,175	2,314,250
Broadcom Corp. - Class A	74,660	2,479,459
Cognizant Technology Solutions Corp.*	34,260	2,536,953
eBay, Inc.*	82,425	4,205,324
EMC Corp.*	149,006	3,769,852
Equinix, Inc.*	22,485	4,636,407
Google, Inc. - Class A*	7,394	5,245,082
International Business Machines Corp.	24,562	4,704,851
Qualcomm, Inc.	81,690	5,066,414
Trimble Navigation Ltd.*	30,375	1,815,818
VMware, Inc. - Class A*	22,795	2,145,921
		55,286,872

Consumer Discretionary — 18.8%
Amazon.com, Inc.*	8,785	2,206,265
BorgWarner, Inc.*	45,830	3,282,345
DIRECTV*	40,569	2,034,941
Dollar General Corp.*	50,370	2,220,813
Gap, Inc. (The)	97,125	3,014,760
Lululemon Athletica, Inc. (Canada)*	22,045	1,680,490
Michael Kors Holdings Ltd. (Hong Kong)	66,520	3,394,516
priceline.com, Inc.*	3,605	2,239,426
Ralph Lauren Corp.	14,335	2,149,103
Urban Outfitters, Inc.*	45,930	1,807,805
VF Corp.	10,930	1,650,102
Walt Disney Co. (The)	36,090	1,796,921
Williams-Sonoma, Inc.	42,270	1,850,158
Yum! Brands, Inc.	31,395	2,084,628
		31,412,273

Industrials — 14.0%
Danaher Corp.	51,260	2,865,434
Deere & Co.	38,325	3,312,046
Flowserve Corp.	16,640	2,442,752
Fluor Corp.	41,010	2,408,927
Precision Castparts Corp.	10,540	1,996,487
Rockwell Automation, Inc.	41,675	3,500,283
Union Pacific Corp.	27,570	3,466,100
United Technologies Corp.	41,975	3,442,370
		23,434,399

Health Care — 10.8%
Allergan, Inc.	31,104	2,853,170
Celgene Corp.*	31,171	2,453,781
Cerner Corp.*	24,994	1,940,534
Express Scripts Holding Co.*	40,131	2,167,074
Henry Schein, Inc.*	48,631	3,912,850
Thermo Fisher Scientific, Inc.	38,285	2,441,817
Varian Medical Systems, Inc.*	34,296	2,408,951
		18,178,177

Consumer Staples — 8.6%
Anheuser-Busch InBev N.V. (Belgium), ADR	39,845	3,482,851
Diageo PLC (United Kingdom), ADR	38,145	4,446,944
Estee Lauder Cos., Inc. (The) - Class A	63,610	3,807,695
Walgreen Co.	71,065	2,630,116
		14,367,606

Energy — 8.1%
Anadarko Petroleum Corp.	31,780	2,361,572
Cameron International Corp.*	57,460	3,244,192
Chevron Corp.	19,065	2,061,689
Pioneer Natural Resources Co.	24,603	2,622,434
Schlumberger Ltd.	47,576	3,296,541
		13,586,428

Financials — 2.9%
Ameriprise Financial, Inc.	28,752	1,800,738
US Bancorp	94,415	3,015,615
		4,816,353

Materials — 2.1%
Monsanto Co.	36,930	3,495,424
Total Common Stocks		$164,577,532

Investment Fund — 1.9%
Touchstone Institutional Money Market Fund^	3,192,789	3,192,789

Total Investment Securities —100.2%
(Cost $118,595,520)		$167,770,321

Liabilities in Excess of Other Assets — (0.2%)		(417,942)

Net Assets — 100.0%		$167,352,379

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

5

Touchstone Capital Growth Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$164,577,532	$—	$—	$164,577,532
Investment Fund	3,192,789	—	—	3,192,789
				$167,770,321

See accompanying Notes to Financial Statements.

6

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Japan — 19.5%
Alpen Co. Ltd.	37,700	$662,565
Anritsu Corp.	71,000	843,478
Avex Group Holdings, Inc.	47,900	966,513
Chiyoda Co. Ltd.	23,000	575,685
COMSYS Holdings Corp.	49,000	629,336
Credit Saison Co. Ltd.	40,000	1,000,507
Daiichikosho Co. Ltd.	25,000	579,731
Dena Co. Ltd.	25,500	841,216
FP Corp.	14,100	938,013
Fuji Media Holdings, Inc.	851	1,286,256
Hoshizaki Electric Co. Ltd.	49,400	1,313,516
Itochu Techno-Solutions Corp.	20,300	835,921
Iwatani Corp.	187,000	695,692
Japan Petroleum Exploration Co.	18,200	642,779
Megane TOP Co. Ltd.	105,100	1,242,450
Sawai Pharmaceutical Co. Ltd.	6,500	652,480
Seria Co. Ltd.	33,158	527,306
Ship Healthcare Holdings, Inc.	29,500	784,057
Suzuken Co. Ltd.	24,600	693,057
Tokyo Ohka Kogyo Co. Ltd.	41,300	816,817
Toshiba Machine Co. Ltd.	308,000	1,528,047
Toyo Engineering Corp.	225,000	1,065,974
Weathernews, Inc.†	34,700	955,456
		20,076,852

United Kingdom — 14.9%
Ashtead Group PLC	167,848	1,180,553
Babcock International Group PLC	49,241	777,274
Dialight PLC	40,912	706,468
Elementis PLC	242,339	925,314
Hargreaves Lansdown PLC	103,554	1,158,198
ITV PLC	617,507	1,071,236
Majestic Wine PLC	115,090	884,914
Micro Focus International PLC	137,438	1,312,396
Moneysupermarket.com Group PLC	410,175	1,046,110
Paragon Group of Cos. PLC	235,649	984,967
RPC Group PLC	158,843	1,029,270
Savills PLC	202,814	1,561,082
Spectris PLC	25,149	848,700
Travis Perkins PLC	40,717	729,571
TUI Travel PLC	165,287	766,978
WS Atkins PLC	31,666	394,603
		15,377,634

Australia — 6.7%
Ausdrill Ltd.	295,718	883,021
DuluxGroup Ltd.	307,327	1,218,724
FlexiGroup Ltd.	292,834	1,131,232
GrainCorp Ltd., Class A	71,400	925,901
Lend Lease Group	123,441	1,205,503
Spark Infrastructure Group	893,651	1,562,356
		6,926,737

Canada — 6.7%
Canyon Services Group, Inc.†	81,604	931,140
Dollarama, Inc.	12,382	734,057

Element Financial Corp.*	126,530	903,150
Horizon North Logistics, Inc.	197,200	1,361,982
Onex Corp.	27,346	1,151,078
Westjet Airlines Ltd.	89,941	1,791,225
		6,872,632

Germany — 6.0%
ADVA Optical Networking SE*	103,732	547,602
Dialog Semiconductor PLC*	56,423	999,487
Freenet AG	60,472	1,120,764
Gerresheimer AG*	28,011	1,488,372
Gerry Weber International AG	15,419	746,836
KUKA AG*	35,297	1,296,632
		6,199,693

Finland — 4.1%
Huhtamaki OYJ	70,072	1,136,830
Kemira OYJ	85,376	1,340,789
Outotec OYJ	14,112	797,277
Pohjola Bank PLC, Class A	60,320	903,213
		4,178,109

Denmark — 3.8%
GN Store Nord A/S	81,973	1,191,313
Royal UNIBREW A/S	13,055	1,139,396
Topdanmark A/S*	7,539	1,619,805
		3,950,514

Austria — 3.6%
AMS AG	14,596	1,571,910
Oesterreichische Post AG	35,650	1,469,954
RHI AG	20,000	658,594
		3,700,458

Bermuda — 3.5%
Biosensors International Group Ltd.*	827,000	825,601
Catlin Group Ltd.	132,624	1,091,191
Golar LNG Ltd.	18,886	694,627
Lancashire Holdings Ltd.	75,400	960,020
		3,571,439

Norway — 3.4%
Det Norske Oljeselskap ASA*	57,474	862,720
Marine Harvest ASA*	1,148,589	1,069,983
TGS Nopec Geophysical Co. ASA	47,400	1,565,418
		3,498,121

Cayman Islands — 3.2%
MIE Holdings Corp.	2,490,000	800,128
NagaCorp Ltd.	1,334,000	815,002
Prince Frog International Holdings Ltd.	1,526,712	650,400
Towngas China Co. Ltd.	1,295,000	1,073,627
		3,339,157

Ireland — 2.7%
Glanbia PLC*	73,265	807,501
Paddy Power PLC	14,779	1,217,558

7

Touchstone International Small Cap Fund (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Ireland — (Continued)
Smurfit Kappa Group PLC*	64,000	$764,536
		2,789,595

Luxembourg — 2.4%
AZ Electronic Materials SA	205,085	1,179,968
Samsonite International SA	608,100	1,276,151
		2,456,119

Thailand — 2.4%
Sansiri PCL	7,043,082	813,449
Thai Tap Water Supply PCL	2,769,602	837,017
Tisco Financial Group PCL	470,000	804,175
		2,454,641

France — 2.4%
Plastic Omnium SA	39,147	1,190,541
UBISOFT Entertainment*	119,986	1,263,629
		2,454,170

Sweden — 2.0%
Boliden AB	52,277	993,316
Fastighets AB Balder, Class B*	179,858	1,037,566
		2,030,882

Switzerland — 1.9%
Aryzta AG	20,105	1,034,511
Banque Cantonale Vaudoise	1,698	904,305
		1,938,816

Belgium — 1.7%
Barco NV	24,572	1,778,990

Korea — 1.7%
Hansae Co. Ltd.	58,190	903,222
Paradise Co. Ltd.	52,234	845,061
		1,748,283

Spain — 1.2%
Viscofan SA	21,221	1,202,016

Netherlands — 1.1%
Nutreco NV	12,839	1,091,485

Turkey — 0.8%
Dogus Otomotiv Servis ve Ticaret AS	179,000	863,637

Italy — 0.8%
Recordati SpA	88,000	804,651

Singapore — 0.7%
SATS Ltd.	300,000	716,398

Cyprus — 0.6%
ProSafe SE	77,010	660,767
Total Common Stocks		$100,681,796

Exchange Traded Fund — 2.0%
iShares MSCI EAFE Small Cap Index Fund	50,853	2,070,226

Investment Funds — 2.0%
Invesco Government & Agency Portfolio**	1,601,443	1,601,443
Touchstone Institutional Money Market Fund^	474,812	474,812
Total Investment Funds		$2,076,255

Total Investment Securities —101.8%
(Cost $92,432,029)		104,828,277

Liabilities in Excess of Other Assets — (1.8%)		(1,881,215)

Net Assets — 100.0%		$102,947,062

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $1,542,936.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

8

Touchstone International Small Cap Fund (Continued)

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,131,232	$5,795,505	$—	$6,926,737
Austria	—	3,700,458	—	3,700,458
Belgium	—	1,778,990	—	1,778,990
Bermuda	694,627	2,876,812	—	3,571,439
Canada	6,872,632	—	—	6,872,632
Cayman Islands	—	3,339,157	—	3,339,157
Cyprus	—	660,767	—	660,767
Denmark	—	3,950,514	—	3,950,514
Finland	—	4,178,109	—	4,178,109
France	—	2,454,170	—	2,454,170
Germany	—	6,199,693	—	6,199,693
Ireland	807,501	1,982,094	—	2,789,595
Italy	—	804,651	—	804,651
Japan	579,731	19,497,121	—	20,076,852
Korea	—	1,748,283	—	1,748,283
Luxembourg	—	2,456,119	—	2,456,119
Netherlands	—	1,091,485	—	1,091,485
Norway	—	3,498,121	—	3,498,121
Singapore	—	716,398	—	716,398
Spain	—	1,202,016	—	1,202,016
Sweden	—	2,030,882	—	2,030,882
Switzerland	—	1,938,816	—	1,938,816
Thailand	—	2,454,641	—	2,454,641
Turkey	—	863,637	—	863,637
United Kingdom	1,752,578	13,625,056	—	15,377,634
Exchanged Traded Fund	2,070,226	—	—	2,070,226
Investment Funds	2,076,255	—	—	2,076,255
				$104,828,277

At December 31, 2012 securities valued at $2,883,810 were transferred from Level 2 to Level 1 pursuant to Fund's fair valuation policy.

See accompanying Notes to Financial Statements

9

Portfolio of Investments

Touchstone Mid Cap Value Opportunities Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.9%

Financials — 18.1%
Allstate Corp. (The)	46,500	$1,867,905
Annaly Capital Management, Inc. REIT	194,700	2,733,588
Aon PLC (Great Britain)	26,409	1,468,340
Everest Re Group Ltd. (Bermuda)	19,400	2,133,030
First Republic Bank	75,000	2,458,500
HCC Insurance Holdings, Inc.	38,600	1,436,306
Loews Corp.	47,800	1,947,850
Progressive Corp. (The)	78,000	1,645,800
Willis Group Holdings PLC	38,020	1,274,811
		16,966,130

Information Technology — 17.5%
Activision Blizzard, Inc.	110,700	1,175,634
Amdocs Ltd. (Guernsey)*	56,300	1,913,637
Applied Materials, Inc.	63,700	728,728
CA, Inc.	74,800	1,644,104
Dolby Laboratories, Inc. - Class A†	45,000	1,319,850
FleetCor Technologies, Inc.*	9,500	509,675
Global Payments, Inc.	42,400	1,920,720
KLA-Tencor Corp.	30,700	1,466,232
Lam Research Corp.*	39,200	1,416,296
Micron Technology, Inc.*	112,900	716,915
Symantec Corp.*	73,900	1,390,059
Western Digital Corp.	28,600	1,215,214
Western Union Co. (The)	69,000	939,090
		16,356,154

Utilities — 13.0%
Alliant Energy Corp.	52,700	2,314,057
American Water Works Co., Inc.	37,400	1,388,662
CenterPoint Energy, Inc.	99,450	1,914,412
CMS Energy Corp.	116,100	2,830,518
Westar Energy, Inc.	17,300	495,126
Wisconsin Energy Corp.	43,800	1,614,030
Xcel Energy, Inc.	61,500	1,642,665
		12,199,470

Health Care — 12.3%
AmerisourceBergen Corp.	43,400	1,874,012
CIGNA Corp.	19,000	1,015,740
Endo Health Solutions, Inc.*	82,456	2,166,119
Forest Laboratories, Inc.*	33,100	1,169,092
Humana, Inc.	17,100	1,173,573
MEDNAX, Inc.*	17,800	1,415,456
Questcor Pharmaceuticals, Inc.†	30,600	817,632
United Therapeutics Corp.*	13,700	731,854
Zimmer Holdings, Inc.	17,700	1,179,882
		11,543,360

Consumer Discretionary — 12.2%
Best Buy Co., Inc.	87,100	1,032,135
Cablevision Systems Corp. - Class A	98,500	1,471,590
GameStop Corp. - Class A†	42,032	1,054,584
H&R Block, Inc.	95,934	1,781,494
Interpublic Group of Cos, Inc. (The)	62,900	693,158
Lear Corp.	31,100	1,456,724

Liberty Interactive Corp. - Class A*	36,300	714,384
Liberty Media Corp. - Liberty Capital - Class A*	15,300	1,774,953
Staples, Inc.	124,700	1,421,580
		11,400,602

Industrials — 7.9%
Dun & Bradstreet Corp. (The)	17,400	1,368,510
Northrop Grumman Corp.	14,000	946,120
Pitney Bowes, Inc.†	100,900	1,073,576
Southwest Airlines Co.	113,700	1,164,288
Towers Watson & Co. - Class A	29,200	1,641,332
URS Corp.	30,800	1,209,208
		7,403,034

Materials — 6.2%
Bemis Co., Inc.	56,600	1,893,836
CF Industries Holdings, Inc.	4,500	914,220
Crown Holdings, Inc.*	37,900	1,395,099
MeadWestvaco Corp.	29,900	952,913
Sealed Air Corp.	40,400	707,404
		5,863,472

Energy — 5.0%
Energy XXI Bermuda Ltd. (Bermuda)	22,200	714,618
HollyFrontier Corp.	16,100	749,455
Murphy Oil Corp.	8,400	500,220
Valero Energy Corp.	26,900	917,828
Williams Cos., Inc. (The)	53,900	1,764,686
		4,646,807

Consumer Staples — 2.0%
Dr Pepper Snapple Group, Inc.	42,300	1,868,814

Telecommunication Services — 1.7%
Windstream Corp.†	188,900	1,564,092
Total Common Stocks		$89,811,935

Investment Funds — 9.2%
Invesco Government & Agency Portfolio**	6,249,304	6,249,304
Touchstone Institutional Money Market Fund^	2,364,744	2,364,744
Total Investment Funds		$8,614,048

Total Investment Securities —105.1%
(Cost $86,956,686)		$98,425,983

Liabilities in Excess of Other Assets — (5.1%)		(4,813,958)

Net Assets — 100.0%		$93,612,025

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $5,742,445.

10

Touchstone Mid Cap Value Opportunities Fund (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

PLC - Public Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$89,811,935	$—	$—	$89,811,935
Investment Funds	8,614,048	—	—	8,614,048
				$98,425,983

See accompanying Notes to Financial Statements.

11

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

Financials — 23.2%
American Equity Investment Life Holding Co.	130,900	$1,598,289
Aspen Insurance Holdings Ltd.	27,200	872,576
Astoria Financial Corp.	68,400	640,224
Brandywine Realty Trust REIT	65,600	799,664
Capstead Mortgage Corp. REIT	93,200	1,069,004
Cash America International, Inc.	25,250	1,001,668
City Holding Co.	16,200	564,570
Columbia Banking System, Inc.	60,100	1,078,194
DFC Global Corp.*	61,500	1,138,365
First Cash Financial Services, Inc.*	28,000	1,389,360
First Commonwealth Financial Corp.	114,600	781,572
Horace Mann Educators Corp.	40,700	812,372
Iberiabank Corp.	33,600	1,650,432
LaSalle Hotel Properties REIT	35,700	906,423
Netspend Holdings, Inc.*	93,200	1,101,624
Omega Healthcare Investors, Inc. REIT	29,800	710,730
PS Business Parks, Inc. REIT	13,700	890,226
SVB Financial Group*	22,200	1,242,534
Texas Capital Bancshares, Inc.*	24,600	1,102,572
Tower Group, Inc.	50,300	893,831
Wintrust Financial Corp.	44,700	1,640,490
		21,884,720

Industrials — 18.3%
Acacia Research Corp.*	47,500	1,218,375
ACCO Brands Corp.*	124,100	910,894
Actuant Corp. - Class A	39,850	1,112,214
Atlas Air Worldwide Holdings, Inc.*	17,300	766,563
Avis Budget Group, Inc.*	49,500	981,090
Brink's Co. (The)	43,600	1,243,908
Con-way, Inc.	34,600	962,572
DigitalGlobe, Inc.†*	42,500	1,038,700
DXP Enterprises, Inc.*	20,950	1,028,016
Encore Capital Group, Inc.*	57,400	1,757,588
Generac Holdings, Inc.	42,000	1,441,020
Hawaiian Holdings, Inc.*	132,500	870,525
Hexcel Corp.*	50,500	1,361,480
Kelly Services, Inc. - Class A	66,200	1,041,988
Sykes Enterprises, Inc.*	23,850	362,997
Tennant Co.	27,900	1,226,205
		17,324,135

Consumer Discretionary — 17.6%
Barnes & Noble, Inc.†*	85,100	1,284,159
Coinstar, Inc.†*	29,700	1,544,697
Cooper Tire & Rubber Co.	71,100	1,803,096
Finish Line, Inc. (The) - Class A	56,000	1,060,080
Gentherm, Inc.*	74,000	984,200
G-III Apparel Group Ltd.*	20,600	705,138
Jack in Box, Inc.*	47,600	1,361,360
Krispy Kreme Doughnuts, Inc.*	103,300	968,954
Men's Wearhouse, Inc. (The)	50,600	1,576,696
Multimedia Games Holding Co., Inc.*	75,200	1,106,192
Rent-A-Center, Inc. TX	42,300	1,453,428
SHFL Entertainment, Inc.*	66,700	967,150
Shutterfly, Inc.*	47,000	1,403,890
VOXX International Corp.*	59,600	401,108
		16,620,148

Information Technology — 12.6%
Cardtronics, Inc.*	55,800	1,324,692
Dealertrack Technologies, Inc.*	43,000	1,234,960
Ebix, Inc.†	38,400	617,088
Emulex Corp.*	127,800	932,940
GT Advanced Technologies, Inc.†*	116,300	351,225
Kulicke & Soffa Industries, Inc.*	102,550	1,229,574
Logitech International-Reg†*	130,000	980,200
MoneyGram International, Inc.*	61,600	818,664
Netscout Systems, Inc.*	43,900	1,140,961
Silicon Image, Inc.*	222,000	1,101,120
TiVo, Inc.*	100,200	1,234,464
Tyler Technologies, Inc.*	18,900	915,516
		11,881,404

Health Care — 6.4%
Acadia Healthcare Co., Inc.*	57,600	1,343,808
Air Methods Corp.	32,700	1,206,303
Amsurg Corp.*	28,000	840,280
Questcor Pharmaceuticals, Inc.†	36,400	972,608
Santarus, Inc.*	94,600	1,038,708
Universal American Corp. NY	77,600	666,584
		6,068,291

Materials — 4.9%
American Vanguard Corp.	30,600	950,742
Noranda Aluminum Holding Corp.	142,800	872,508
PH Glatfelter Co.	52,400	915,952
PolyOne Corp.	35,500	724,910
Schweitzer-Mauduit International, Inc.	30,328	1,183,702
		4,647,814

Energy — 4.9%
Energy XXI Bermuda Ltd.	34,800	1,120,212
Helix Energy Solutions Group, Inc.*	80,700	1,665,648
Newpark Resources, Inc.*	109,500	859,575
Western Refining, Inc.†	33,500	944,365
		4,589,800

Utilities — 4.1%
NorthWestern Corp.	51,100	1,774,703
PNM Resources, Inc.	46,500	953,715
UNS Energy Corp.	27,600	1,170,792
		3,899,210

Consumer Staples — 3.3%
Andersons, Inc. (The)	26,500	1,136,850
Medifast, Inc.*	40,100	1,058,239
Universal Corp.	19,000	948,290
		3,143,379

12

Touchstone Small Cap Value Opportunities Fund (Continued)

		Market
	Shares	Value

Common Stocks — 96.7% (Continued)

Telecommunication Services — 1.4%
magicJack VocalTec Ltd.†*	72,200	$1,314,762
Total Common Stocks		$91,373,663

Exchange Traded Fund — 1.3%
iShares Russell 2000 Value Index Fund	16,000	1,208,160

Investment Funds — 11.3%
Invesco Government & Agency Portfolio**	8,660,912	8,660,912
Touchstone Institutional Money Market Fund^	2,071,425	2,071,425
Total Investment Funds		$10,732,337

Total Investment Securities —109.3%
(Cost $94,444,689)		$103,314,160

Liabilities in Excess of Other Assets — (9.3%)		(8,783,248)

Net Assets — 100.0%		$94,530,912

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $8,566,841.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$91,373,663	$—	$—	$91,373,663
Exchanged Traded Fund	1,208,160	—	—	1,208,160
Investment Funds	10,732,337	—	—	10,732,337
				$103,314,160

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone U.S. Long/Short Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks† — 118.3%

Information Technology — 25.1%
AOL, Inc.	3,850	$113,998
Apple, Inc.	985	525,035
CA, Inc.	4,075	89,568
Cadence Design Systems, Inc.*	3,025	40,868
Harris Corp.	9,723	476,038
Intel Corp.	925	19,083
International Business Machines Corp.	3,756	719,462
KLA-Tencor Corp.	1,147	54,781
Microsoft Corp.	13,880	371,012
Seagate Technology PLC	12,607	384,261
Symantec Corp.*	13,972	262,813
		3,056,919

Consumer Discretionary — 20.4%
American Eagle Outfitters, Inc.	1,265	25,945
Brinker International, Inc.	1,096	33,965
Comcast Corp. - Class A	5,823	217,664
Delphi Automotive PLC*	14,153	541,352
Gap, Inc. (The)	6,625	205,640
General Motors Co.*	7,833	225,825
Goodyear Tire & Rubber Co. (The)*	4,892	67,559
Home Depot, Inc. (The)	3,212	198,662
Jarden Corp.	3,293	170,248
Liberty Interactive Corp. - Class A*	4,946	97,337
Macy's, Inc.	3,726	145,389
Marriott International, Inc. - Class A	6,126	228,316
Viacom, Inc. - Class B	596	31,433
Virgin Media, Inc.	7,890	289,958
		2,479,293

Energy — 15.8%
Chevron Corp.	6,845	740,218
Exxon Mobil Corp.	9,044	782,758
Marathon Oil Corp.	7,600	233,016
Tesoro Corp.	3,946	173,821
		1,929,813

Financials — 14.5%
American International Group, Inc.*	16,726	590,429
Bank of America Corp.	28,661	332,468
Citigroup, Inc.	4,867	192,539
KeyCorp	11,434	96,274
Popular, Inc.*	1,279	26,590
Regions Financial Corp.	3,652	26,002
Weyerhaeuser Co. REIT	18,004	500,871
		1,765,173

Health Care — 13.9%
AmerisourceBergen Corp.	3,029	130,792
Amgen, Inc.	6,618	571,266
Cardinal Health, Inc.	11,881	489,260
Charles River Laboratories International, Inc.*	637	23,868
HCA Holdings, Inc.	11,220	338,507
Mylan, Inc.*	4,999	137,373
		1,691,066

Consumer Staples — 8.8%
Bunge Ltd.	2,839	206,368
Dean Foods Co.*	10,008	165,232
Herbalife Ltd.	2,369	78,036
Nu Skin Enterprises, Inc. - Class A	4,747	175,876
Philip Morris International, Inc.	1,316	110,070
Safeway, Inc.	18,272	330,541
		1,066,123

Industrials — 8.4%
Con-way, Inc.	175	4,868
Crane Co.	705	32,627
Delta Air Lines, Inc.*	8,193	97,252
General Cable Corp.*	1,145	34,819
General Electric Co.	26,394	554,010
Pitney Bowes, Inc.	2,195	23,355
Textron, Inc.	10,426	258,461
United Parcel Service, Inc. - Class B	277	20,423
		1,025,815

Materials — 7.1%
Ball Corp.	11,326	506,838
Commercial Metals Co.	9,248	137,425
Crown Holdings, Inc.*	275	10,123
Freeport-McMoRan Copper & Gold, Inc.	5,832	199,454
Huntsman Corp.	748	11,893
		865,733

Utilities — 2.4%
AES Corp.	25,695	274,936
Pinnacle West Capital Corp.	325	16,568
		291,504

Telecommunication Services — 1.9%
MetroPCS Communications, Inc.*	4,908	48,786
Sprint Nextel Corp.*	19,099	108,291
Verizon Communications, Inc.	1,606	69,492
		226,569
Total Common Stocks		$14,398,008

Exchange Traded Fund — 1.7%
SPDR S&P 500 ETF Trust†	1,472	209,789
Total Exchange Traded Funds		$209,789

Investment Fund — 0.0%
Touchstone Institutional Money Market Fund^	7	7

Total Long Positions
(Cost $13,084,283)		$14,607,804

Securities Sold Short — (20.7%)

Common Stocks — (20.7%)

Consumer Discretionary — (5.5%)
Abercrombie & Fitch Co. - Class A	(2,396)	(114,936)
Gentex Corp.	(12,712)	(239,239)
Pandora Media, Inc.*	(7,070)	(64,903)

14

Touchstone U.S. Long/Short Fund (Continued)

		Market
	Shares	Value

Common Stocks — (20.7%) (Continued)

Consumer Discretionary — (Continued)
Visteon Corp.*	(4,546)	$(244,666)
		(663,744)

Energy — (4.6%)
Alpha Natural Resources, Inc.*	(17,982)	(175,145)
Cheniere Energy, Inc.*	(10,408)	(195,462)
Ultra Petroleum Corp.*	(10,749)	(194,879)
		(565,486)

Information Technology — (4.2%)
Acme Packet, Inc.*	(10,060)	(222,527)
Informatica Corp.*	(8,719)	(264,360)
Zynga, Inc. - Class A*	(8,375)	(19,849)
		(506,736)

Health Care — (3.9%)
Allscripts Healthcare Solutions, Inc.*	(13,140)	(123,779)
Ariad Pharmaceuticals, Inc.*	(4,487)	(86,061)
Incyte Corp. Ltd.*	(12,890)	(214,102)
Warner Chilcott PLC - Class A	(4,141)	(49,858)
		(473,800)

Materials — (2.5%)
Cliffs Natural Resources, Inc.	(1,102)	(42,493)
Walter Energy, Inc.	(7,260)	(260,489)
		(302,982)
Total Common Stocks		$(2,512,748)

Total Securities Sold Short
(Proceeds $(2,541,098))		$(2,512,748)

Total Investment Securities —99.3%
(Cost $10,543,185)		$12,095,056

Other Assets in Excess of Liabilities — 0.7%		79,379

Net Assets — 100.0%		$12,174,435

†	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of December 31, 2012 was $14,607,797.

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$14,398,008	$—	$—	$14,398,008
Exchanged Traded Fund	209,789	—	—	209,789
Investment Fund	7	—	—	7
				$14,607,804

Liabilities:
Securities Sold Short
Common Stocks	$(2,512,748)	$—	$—	$(2,512,748)

See accompanying Notes to Financial Statements.

15

Portfolio of Investments

Touchstone Value Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 22.4%
American Express Co.	169,842	$9,762,518
Bank of America Corp.	380,153	4,409,775
Capital One Financial Corp.	114,020	6,605,179
Citigroup, Inc.	166,240	6,576,454
JPMorgan Chase & Co.	227,457	10,001,284
PNC Financial Services Group, Inc.	139,286	8,121,767
SLM Corp.	388,668	6,657,883
Wells Fargo & Co.	293,785	10,041,571
XL Group PLC	254,971	6,389,573
		68,566,004

Health Care — 14.8%
Baxter International, Inc.	145,838	9,721,561
Johnson & Johnson	121,240	8,498,924
Medtronic, Inc.	217,310	8,914,056
Pfizer, Inc.	443,224	11,116,059
WellPoint, Inc.	119,432	7,275,797
		45,526,397

Energy — 13.7%
BP PLC ADR	55,300	2,302,692
ConocoPhillips	137,585	7,978,554
Marathon Petroleum Corp.	79,210	4,990,230
Occidental Petroleum Corp.	96,522	7,394,550
Phillips 66	147,847	7,850,676
Seadrill Ltd.	90,490	3,330,032
Spectra Energy Corp.	295,482	8,090,297
		41,937,031

Industrials — 13.2%
Emerson Electric Co.	107,450	5,690,552
Exelis, Inc.	100,000	1,127,000
General Electric Co.	383,220	8,043,788
Honeywell International, Inc.	119,158	7,562,958
Illinois Tool Works, Inc.	84,135	5,116,249
ITT Corp.	58,300	1,367,718
Raytheon Co.	136,250	7,842,550
Xylem, Inc.	136,230	3,691,833
		40,442,648

Consumer Staples — 11.5%
Altria Group, Inc.	154,042	4,840,000
Diageo PLC ADR	70,392	8,206,299
Imperial Tobacco Group PLC ADR	115,637	8,960,711
Philip Morris International, Inc.	158,650	13,269,486
		35,276,496

Utilities — 7.3%
CenterPoint Energy, Inc.	334,390	6,437,008
Dominion Resources, Inc. VA	37,354	1,934,937
Entergy Corp.	112,510	7,172,512
Public Service Enterprise Group, Inc.	225,890	6,912,234
		22,456,691

Telecommunication Services — 5.8%
AT&T, Inc.	246,524	8,310,324
Verizon Communications, Inc.	127,538	5,518,569
Vodafone Group PLC ADR	159,940	4,028,889
		17,857,782

Information Technology — 5.4%
Intel Corp.	136,790	2,821,978
International Business Machines Corp.	31,320	5,999,346
Microsoft Corp.	290,430	7,763,194
		16,584,518

Consumer Discretionary — 3.7%
Carnival Corp.	135,368	4,977,481
Service Corp. International	242,211	3,344,935
Target Corp.	51,520	3,048,438
		11,370,854

Materials — 0.8%
EI du Pont de Nemours & Co.	55,750	2,507,078
Total Common Stocks		$302,525,499

Investment Fund — 1.3%
Touchstone Institutional Money Market Fund^	3,970,461	3,970,461

Total Investment Securities —99.9%
(Cost $273,858,086)		$306,495,960

Other Assets in Excess of Liabilities — 0.1%		358,141

Net Assets — 100.0%		$306,854,101

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

16

Touchstone Value Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$302,525,499	$—	$—	$302,525,499
Investment Fund	3,970,461	—	—	3,970,461
				$306,495,960

See accompanying Notes to Financial Statements.

17

Statements of Assets and Liabilities

December 31, 2012 (Unaudited)

	Touchstone	Touchstone
	Capital	International
	Growth	Small Cap
	Fund	Fund
Assets
Investments, at cost	$118,595,520	$92,432,029
Affiliated securities, at market value	$3,192,789	$474,812
Non-affiliated securities, at market value	164,577,532	104,353,465
Investments, at value (A)	$167,770,321	$104,828,277
Cash	—	—
Cash deposits held at prime broker	—	—
Dividends and interest receivable	93,093	74,735
Receivable for capital shares sold	144,607	12,194
Receivable for investments sold	—	135,881
Receivable for securities lending income	13	3,279
Receivable from Investment Advisor	—	—
Tax reclaim receivable	—	71,649
Other assets	23,024	22,229
Total Assets	168,031,058	105,148,244

Liabilities
Securities sold short (B)	—	—
Dividends and stock loan expense on securities sold short payable	—	—
Bank overdrafts(B)	—	—
Dividends payable	—	771
Payable to Transfer Agent	145,350	62,977
Payable for return of collateral for securities on loan	—	1,601,443
Payable for capital shares redeemed	419,717	204,640
Payable for investments purchased	249	223,381
Payable to Investment Advisor	80,732	69,928
Payable to other affiliates	4,448	418
Payable to Trustees	1,494	1,474
Payable for professional services	9,478	8,780
Other accrued expenses and liabilities	17,211	27,370
Total Liabilities	678,679	2,201,182

Net Assets	$167,352,379	$102,947,062

Net assets consist of:
Paid-in capital	$150,464,763	$119,852,556
Accumulated net investment loss	(3,705)	(418,502)
Accumulated net realized gains (losses) on investments, warrants, foreign currency transactions, securities sold short and futures transactions	(32,283,480)	(28,883,337)
Net unrealized appreciation on investments, warrants, foreign currency transactions and securities sold short	49,174,801	12,396,345

Net Assets	$167,352,379	$102,947,062
(A) Includes market value of securities on loan of:	$—	$1,542,936
(B) Proceeds received for securities sold short:	$—	$—

See accompanying Notes to Financial Statements.

18

Statements of Assets and Liabilities (Continued)

Touchstone	Touchstone
Mid Cap	Small Cap
Value	Value	Touchstone	Touchstone
Opportunities	Opportunities	U.S. Long/Short	Value
Fund	Fund	Fund	Fund

$86,956,686	$94,444,689	$13,084,283	$273,858,086
$2,364,744	$2,071,425	$7	$3,970,461
96,061,239	101,242,735	14,607,797	302,525,499
$98,425,983	$103,314,160	$14,607,804	$306,495,960
—	2,125	—	—
—	—	4,574	—
220,932	85,794	15,525	519,892
2,290,353	7,976	4,822	251,506
1,981,057	327,333	123,780	42,540
9,002	20,920	—	57
—	—	1,919	—
—	—	—	—
24,071	16,689	14,817	25,910
102,951,398	103,774,997	14,773,241	307,335,865

—	—	2,512,748	—
—	—	711	—
—	—	45,660	—
—	18	—	22
36,030	10,524	8,942	44,093
6,249,304	8,660,912	—	—
2,378,242	264,011	9,230	295,139
603,728	210,625	—	—
52,571	70,216	—	117,227
652	5,250	614	18,128
1,486	1,476	1,458	1,479
9,029	9,729	9,409	—
8,331	11,324	10,034	5,676
9,339,373	9,244,085	2,598,806	481,764

$93,612,025	$94,530,912	$12,174,435	$306,854,101

$91,728,319	$82,050,816	$72,284,940	$279,866,676
(2,499)	(46,055)	(2,396)	(16,945)
(9,583,092)	3,656,680	(61,659,980)	(5,633,504)
11,469,297	8,869,471	1,551,871	32,637,874

$93,612,025	$94,530,912	$12,174,435	$306,854,101
$5,742,445	$8,566,841	$—	$—
$—	$—	$2,541,098	$—

19

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone
	Capital	International
	Growth	Small Cap
	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$1,044,714	$359,743
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	51,286	30,888
Net asset value price per share*	$20.37	$11.65
Maximum offering price per share	$21.61	$12.36

Pricing of Class C Shares
Net assets applicable to Class C shares	$11,885	$2,714
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	587	233
Net asset value, offering price per share**	$20.26	$11.65

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$166,232,494	$87,239,883
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	8,025,062	7,348,089
Net asset value, offering price and redemption price per share	$20.71	$11.87

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$63,286	$15,344,722
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	3,038	1,287,242
Net asset value, offering price and redemption price per share	$20.83	$11.92

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

20

Statements of Assets and Liabilities (Continued)

Touchstone	Touchstone
Mid Cap Value	Small Cap Value	Touchstone	Touchstone
Opportunities	Opportunities	U.S. Long/Short	Value
Fund	Fund	Fund	Fund

$1,348,013	$3,927,612	$1,288,898	$40,568,807

178,751	243,940	100,458	5,777,883
$7.54	$16.10	$12.83	$7.02
$8.00	$17.08	$13.61	$7.45

$2,690	$2,647	$2,591	$2,564,285

358	164	202	365,255
$7.52	$16.10	$12.82	$7.02

$65,009,524	$85,152,241	$10,823,515	$95,998,996

8,587,307	5,105,726	834,827	13,633,485
$7.57	$16.68	$12.96	$7.04

$27,251,798	$5,448,412	$59,431	$167,722,013

3,603,676	324,023	4,597	23,865,773
$7.56	$16.81	$12.93	$7.03

21

Statements of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

	Touchstone	Touchstone
	Capital	International
	Growth	Small Cap
	Fund	Fund
Investment Income
Dividends from affiliated securities	$1,441	$1,197
Dividends from non-affiliated securities(A)	954,414	1,081,836
Income from securities loaned	840	18,670
Total Investment Income	956,695	1,101,703
Expenses
Investment advisory fees	597,533	458,376
Administration fees	153,560	86,611
Compliance fees and expenses	665	665
Custody fees	4,752	28,560
Professional fees	14,490	14,707
Transfer Agent fees, Class A	498	329
Transfer Agent fees, Class C	7	7
Transfer Agent fees, Class Y	199,750	103,112
Transfer Agent fees, Institutional Class	119	281
Registration Fees, Class A	3,425	5,951
Registration Fees, Class C	505	500
Registration Fees, Class Y	6,279	7,118
Registration Fees, Institutional Class	3,905	4,555
Dividend expense and stock loan expense on securities sold short	—	—
Reports to Shareholders, Class A	4,703	4,447
Reports to Shareholders, Class C	2,409	2,386
Reports to Shareholders, Class Y	5,077	431
Reports to Shareholders, Institutional Class	3,171	3,203
Distribution expenses, Class A	912	355
Distribution expenses, Class C	17	13
Trustee fees	3,250	3,232
Other expenses	52,637	41,637
Total Expenses	1,057,664	766,476
Fees waived and/or reimbursed by the Advisor and/or Affiliates (B)	(203,296)	(152,248)
Net Expenses	854,368	614,228
Net Investment Income	102,327	487,475
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	11,358,796	399,851
Net realized gain on warrants	—	6,346
Net realized loss on foreign currency	—	(38,219)
Net realized loss on securities sold short	—	—
Net change in unrealized appreciation (depreciation) on investments(C)	841,976	12,638,853
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	6,321
Net change in unrealized appreciation on securities sold short	—	—
Net Realized and Unrealized Gain on Investments	12,200,772	13,013,152
Change in Net Assets Resulting from Operations	$12,303,099	$13,500,627
(A)Net of foreign tax withholding of:	$—	$26,578

(B)See note 4 in Notes to Financial Statements

(C)Change in unrealized appreciation/(depreciation) does not include net unrealized depreciation of $(20,792,699) for the Value Fund in connection with the Fund's merger. See Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

22

Statements of Operations (Continued)

Touchstone	Touchstone
Mid Cap Value	Small Cap Value	Touchstone	Touchstone
Opportunities	Opportunities	U.S. Long/Short	Value
Fund	Fund	Fund	Fund

$2,719	$2,019	$38	$2,175
1,451,602	867,509	216,275	3,778,183
37,193	215,009	—	753
1,491,514	1,084,537	216,313	3,781,111

427,482	448,790	51,986	894,953
90,510	84,984	11,702	212,667
665	665	665	665
1,928	1,472	1,720	5,983
15,812	11,109	9,933	26,779
1,192	2,458	1,095	11,306
7	7	7	984
47,541	30,457	10,110	51,434
1,922	1,291	213	473
4,018	6,016	4,915	5,942
500	500	500	500
6,350	6,989	5,666	7,306
4,612	6,338	2,890	4,826
—	—	22,516	—
4,147	4,121	4,123	7,807
2,378	2,395	2,385	2,386
4,417	3,434	3,524	11,669
3,558	3,316	3,163	6,793
1,792	3,228	1,838	30,348
13	13	13	8,097
3,238	3,233	3,215	3,243
16,056	12,750	6,811	11,786
638,138	633,566	148,990	1,305,947
(138,415)	(67,893)	(56,436)	(344,056)
499,723	565,673	92,554	961,891
991,791	518,864	123,759	2,819,220

5,377,699	11,854,008	831,630	20,870,276
—	—	—	—
—	—	—	—
—	—	438,954	—
998,573	(6,098,829)	(65,391)	(14,288,732)
—	—	—	—
—	—	(812,702)	—
6,376,272	5,755,179	392,491	6,581,544
$7,368,063	$6,274,043	$516,250	$9,400,764
$—	$229	$—	$—

23

Statements of Changes in Net Assets

	Touchstone Capital
	Growth Fund
	For the
	Six Months
	Ended		For the
	December 31,		Three Months	For the
	2012		Ended	Year Ended
	(Unaudited)		June 30, 2012	March 31, 2012
From Operations
Net investment income (loss)	$102,327		$112,772	$247,154
Net realized gain (loss) on investments, warrants and foreign currency transactions	11,358,796		6,540,076	11,638,448
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	841,976		(20,410,114)	3,017,037
Change in Net Assets from Operations	12,303,099		(13,757,266)	14,902,639
Distributions to Shareholders from:
Net investment income, Class A	—		—	—
Net investment income, Class C	—	(A)	(1)	—
Net investment income, Class Y	(218,562)		(31,764)	—
Net investment income, Class Z	—		—	(186,919)
Net investment income, Institutional Class	(68)		(84)	(28,443)
Net realized gains, Class A	—		—	—
Net realized gains, Class C	—		—	—
Net realized gains, Class Y	—		—	—
Net realized gains, Class Z	—		—	—
Net realized gains, Institutional Class	—		—	—
Total Distributions	(218,630)		(31,849)	(215,362)
Net Increase (Decrease) from Share Transactions(B)	(10,034,413)		(19,077,394)	(25,723,783)
Total Increase (Decrease) in Net Assets	2,050,056		(32,866,509)	(11,036,506)
Net Assets
Beginning of period	165,302,323		198,168,832	209,205,338
End of period	$167,352,379		$165,302,323	$198,168,832
Accumulated Net Investment Income (Loss)	$(3,705)		$112,598	$31,675

(A)Amount rounds to less than $0.50

(B)For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 28-33

See accompanying Notes to Financial Statements.

24

Statements of Changes in Net Assets (Continued)

Touchstone International			Touchstone Mid Cap
Small Cap Fund			Value Opportunities Fund
For the			For the
Six Months			Six Months
Ended	For the		Ended	For the
December 31,	Three Months	For the	December 31,	Three Months	For the
2012	Ended	Year Ended	2012	Ended	Year Ended
(Unaudited)	June 30, 2012	March 31, 2012	(Unaudited)	June 30, 2012	March 31, 2012

$487,475	$795,817	$635,227	$991,791	$258,018	$1,780,201
367,978	(2,705,536)	16,798,403	5,377,699	12,269,428	30,556,486
12,645,174	(4,812,758)	(25,628,709)	998,573	(15,845,639)	(31,885,780)
13,500,627	(6,722,477)	(8,195,079)	7,368,063	(3,318,193)	450,907

(5,381)	(1,870)	(2,138)	(14,855)	(7,739)	(5,292)
(22)	(24)	—	(17)	(16)	—
(1,270,129)	(761,702)	—	(845,879)	(390,339)	—
—	—	(1,710,699)	—	—	(733,074)
(249,359)	(38,728)	(129,464)	(390,985)	(229,480)	(1,432,706)
—	—	—	(252,628)	(48,352)	(85,531)
—	—	—	(435)	(85)	—
—	—	—	(10,540,601)	(2,162,086)	—
—	—	—	—	—	(4,048,591)
—	—	—	(5,173,566)	(1,208,407)	(7,091,468)
(1,524,891)	(802,324)	(1,842,301)	(17,218,966)	(4,046,504)	(13,396,662)
6,147,223	(4,110,935)	(13,562,188)	2,882,298	(64,948,800)	(100,560,408)
18,122,959	(11,635,736)	(23,599,568)	(6,968,605)	(72,313,497)	(113,506,163)

84,824,103	96,459,839	120,059,407	100,580,630	172,894,127	286,400,290
$102,947,062	$84,824,103	$96,459,839	$93,612,025	$100,580,630	$172,894,127
$(418,502)	$618,914	$654,028	$(2,499)	$257,446	$627,003

25

Statements of Changes in Net Assets (Continued)

	Touchstone Small Cap
	Value Opportunities Fund
	For the
	Six Months
	Ended	For the
	December 31,	Three Months	For the
	2012	Ended	Year Ended
	(Unaudited)	June 30, 2012	March 31, 2012
From Operations
Net investment income (loss)	$518,864	$29,097	$(78,001)
Net realized gain (loss) on investments, warrants, foreign currency transactions, securities sold short and futures transactions	11,854,008	5,243,556	4,981,033
Net change in unrealized appreciation (depreciation) on investments, warrants, foreign currency transactions, securities sold short and futures transactions	(6,098,829)	(8,565,429)	(4,671,365)
Change in Net Assets from Operations	6,274,043	(3,292,776)	231,667
Distributions to Shareholders from:
Net investment income, Class A	(21,532)	—	—
Net investment income, Class C	—	—	—
Net investment income, Class Y	(534,437)	—	—
Net investment income, Class Z	—	—	—
Net investment income, Institutional Class	(38,047)	—	—
Net realized gains, Class A	(411,110)	(61,018)	(128,052)
Net realized gains, Class C	(276)	(75)	—
Net realized gains, Class Y	(8,672,644)	(2,424,199)	—
Net realized gains, Class Z	—	—	(4,410,675)
Net realized gains, Institutional Class	(738,391)	(206,182)	(957,098)
Total Distributions	(10,416,437)	(2,691,474)	(5,495,825)
Net Increase (Decrease) from Share Transactions(A)	6,764,162	(11,407,982)	(6,890,909)
Total Increase (Decrease) in Net Assets	2,621,768	(17,392,232)	(12,155,067)
Net Assets
Beginning of period	91,909,144	109,301,376	121,456,443
End of period	$94,530,912	$91,909,144	$109,301,376
Accumulated Net Investment Income (Loss)	$(46,055)	$29,097	$—

(A)For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 28-33 See accompanying Notes to Financial Statements.

26

Statements of Changes in Net Assets (Continued)

Touchstone U.S.			Touchstone
Long/Short Fund			Value Fund
For the			For the
Six Months			Six Months
Ended	For the		Ended	For the
December 31,	Three Months	For the	December 31,	Three Months	For the
2012	Ended	Year Ended	2012	Ended	Year Ended
(Unaudited)	June 30, 2012	March 31, 2012	(Unaudited)	June 30, 2012	March 31, 2012

$123,759	$30,451	$149,386	$2,819,220	$566,642	$2,393,351

1,270,584	1,466,730	2,260,238	20,870,276	3,049,444	3,679,428

(878,093)	(2,193,967)	(601,307)	(14,288,732)	(5,520,709)	5,418,074
516,250	(696,786)	1,808,317	9,400,764	(1,904,623)	11,490,853

(13,828)	—	(5,962)	(271,723)	(13,015)	(35,067)
(17)	—	—	(10,418)	(20)	—
(142,131)	—	—	(929,087)	(495,472)	—
—	—	(83,770)	—	—	(1,506,155)
(835)	—	(84,271)	(1,649,898)	(719,710)	(746,586)
—	—	—	(1,261,426)	—	—
—	—	—	(80,161)	—	—
—	—	—	(3,086,060)	—	—
—	—	—	—	—	—
—	—	—	(5,131,975)	—	—
(156,811)	—	(174,003)	(12,420,748)	(1,228,217)	(2,287,808)
(1,662,302)	(8,346,710)	(27,364,223)	223,001,817	2,836,068	(17,414,538)
(1,302,863)	(9,043,496)	(25,729,909)	219,981,833	(296,772)	(8,211,493)

13,477,298	22,520,794	48,250,703	122,581,850	122,878,622	131,090,115
$12,174,435	$13,477,298	$22,520,794	$342,563,683	$122,581,850	$122,878,622
$(2,396)	$30,656	$—	$(16,945)	$24,961	$686,536

27

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Capital
	Growth Fund
	For the Six Months
	Ended		For the Three Months		For the
	December 31, 2012		Ended		Year Ended
	(Unaudited)		June 30, 2012		March 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	25,836	$523,060	1,530	$29,519	3,459	$66,930
Reinvestment of distributions	—	—	—	—	—	—
Redemption fees	—	—	—	—	—	—
Capital contribution	—	—	—	—	—	—
Cost of Shares redeemed	(4,032)	(81,814)	(6,429)	(120,348)	(27,739)	(501,671)
Change in Net Assets from Class A Share Transactions	21,804	441,246	(4,899)	(90,829)	(24,280)	(434,741)
Class C(A)
Proceeds from Shares sold	462	9,250	125	2,500	—	—
Reinvestment of distributions	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—
Change in Net Assets from Class C Share Transactions	462	9,250	125	2,500	—	—
Class Y
Proceeds from Shares sold	64,956	1,314,754	35,435	708,926	—	—
Proceeds from Shares issued in connection with merger(B)	—	—	8,733,626	176,870,346	—	—
Reinvestment of distributions	10,235	209,920	1,636	30,619	—	—
Cost of Shares redeemed	(584,106)	(11,913,100)	(236,720)	(4,678,976)	—	—
Change in Net Assets from Class Y Share Transactions	(508,915)	(10,388,426)	8,533,977	172,930,915	—	—
Class Z
Proceeds from Shares sold	—	—	10,516	217,602	250,864	4,663,886
Reinvestment of distributions	—	—	—	—	10,082	180,476
Redemption fees	—	—	—	—	—	60
Capital contribution	—	—	—	—	—	—
Cost of Shares redeemed	—	—	(52,391)	(1,084,808)	(1,292,604)	(24,178,763)
Cost of Shares redeemed in connection with merger(B)	—	—	(8,733,626)	(176,870,346)	—	—
Change in Net Assets from Class Z Share Transactions	—	—	(8,775,501)	(177,737,552)	(1,031,658)	(19,334,341)
Institutional Class
Proceeds from Shares sold	934	18,816	7,466	153,843	173,498	3,067,390
Reinvestment of distributions	4	68	4	84	1,581	28,442
Capital contribution	—	—	—	—	—	—
Cost of Shares redeemed	(5,731)	(115,367)	(698,268)	(14,336,355)	(480,349)	(9,050,533)
Change in Net Assets from Institutional Class Share Transactions	(4,793)	(96,483)	(690,798)	(14,182,428)	(305,270)	(5,954,701)
Net Increase (Decrease) from Share Transactions	(491,442)	$(10,034,413)	(937,096)	$(19,077,394)	(1,361,208)	$(25,723,783)

(A)The Fund began issuing Class C shares on April 12, 2012.

(B)See Note 7 in the Notes to Financial Statements.

(C)During the year ended March 31, 2011, the Touchstone International Small Cap Fund received a one time distribution of settlement funds from Bank of America Fair Fund and Zurich Financial Services Ltd, respectively.

See accompanying Notes to Financial Statements.

28

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International
Small Cap Fund
For the Six Months
Ended		For the Three Months		For the
December 31, 2012		Ended		Year Ended
(Unaudited)		June 30, 2012		March 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars

14,183	$158,989	6,837	$74,411	8,346	$94,756
357	4,132	171	1,686	189	1,850
—	—	—	—	—	49
—	—	—	—	—	2,779	(C)
(3,143)	(36,069)	(381)	(3,852)	(13,135)	(149,178)
11,397	127,052	6,627	72,245	(4,600)	(49,744)

275	3,147	229	2,500	—	—
2	22	2	24	—	—
(275)	(3,147)	—	—	—	—
2	22	231	2,524	—	—

34,396	391,108	34,312	375,239	—	—
—	—	7,920,316	108,468,743	—	—
103,816	1,224,323	73,475	736,947	—	—
(554,429)	(6,278,647)	(263,797)	(2,859,596)	—	—
(416,217)	(4,663,216)	7,764,306	106,721,333	—	—

—	—	4,918	55,160	297,008	3,274,383
—	—	—	—	166,235	1,659,021
—	—	—	—	—	143
—	—	—	—	—	1,690,684	(C)
—	—	(36,040)	(400,660)	(2,288,637)	(25,808,164)
—	—	(7,920,316)	(108,468,743)	—	—
—	—	(7,951,438)	(108,814,243)	(1,825,394)	(19,183,933)

1,080,044	12,567,647	17,760	199,592	469,209	5,699,848
20,975	248,348	3,788	38,182	12,933	129,464
—	—	—	—	—	109,786	(C)
(184,030)	(2,132,630)	(204,182)	(2,330,568)	(25,444)	(267,609)
916,989	10,683,365	(182,634)	(2,092,794)	456,698	5,671,489
512,171	$6,147,223	(362,908)	$(4,110,935)	(1,373,296)	$(13,562,188)

29

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap
	Value Opportunities Fund
	For the Six Months
	Ended		For the Three Months		For the
	December 31, 2012		Ended		Year Ended
	(Unaudited)		June 30, 2012		March 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	21,422	$187,804	996	$8,613	34,843	$320,329
Reinvestment of distributions	27,709	209,648	5,030	41,752	8,236	66,381
Redemption fees	—	—	—	—	—	37
Cost of Shares redeemed	(37,255)	(300,026)	(7,099)	(60,859)	(324,638)	(2,983,666)
Change in Net Assets from Class A Share Transactions	11,876	97,426	(1,073)	(10,494)	(281,559)	(2,596,919)
Class C(A)
Proceeds from Shares sold	—	—	286	2,500	—	—
Reinvestment of distributions	60	452	12	101	—	—
Change in Net Assets from Class C Share Transactions	60	452	298	2,601	—	—
Class Y
Proceeds from Shares sold	126,919	1,085,117	47,328	408,654	—	—
Proceeds from Shares issued in connection with merger(B)	—	—	7,523,299	82,084,306	—	—
Reinvestment of distributions	1,463,395	11,127,632	300,246	2,501,049	—	—
Cost of Shares redeemed	(579,244)	(4,972,589)	(294,636)	(2,568,229)	—	—
Change in Net Assets from Class Y Share Transactions	1,011,070	7,240,160	7,576,237	82,425,780	—	—
Class Z
Proceeds from Shares sold	—	—	4,778	43,126	261,278	2,339,714
Reinvestment of distributions	—	—	—	—	579,040	4,678,646
Redemption fees	—	—	—	—	—	178
Cost of Shares redeemed	—	—	(45,504)	(407,047)	(1,359,346)	(12,097,655)
Cost of Shares redeemed in connection with merger(B)	—	—	(7,523,299)	(82,084,306)	—	—
Change in Net Assets from Class Z Share Transactions	—	—	(7,564,025)	(82,448,227)	(519,028)	(5,079,117)
Institutional Class
Proceeds from Shares sold	478,607	3,797,817	65,074	567,568	1,685,177	15,296,264
Reinvestment of distributions	141,150	1,073,105	26,841	223,314	233,931	1,887,820
Redemption fees	—	—	—	—	—	805
Cost of Shares redeemed	(1,113,953)	(9,326,662)	(7,398,449)	(65,709,342)	(12,153,913)	(110,069,261)
Change in Net Assets from Institutional Class Share Transactions	(494,196)	(4,455,740)	(7,306,534)	(64,918,460)	(10,234,805)	(92,884,372)
Net Increase (Decrease) from Share Transactions	528,810	$2,882,298	(7,295,097)	$(64,948,800)	(11,035,392)	$(100,560,408)

(A)The Fund began issuing Class C shares on April 12, 2012.

(B)See Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

30

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap
Value Opportunities Fund
For the Six Months
Ended		For the Three Months		For the
December 31, 2012		Ended		Year Ended
(Unaudited)		June 30, 2012		March 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars

121,786	$2,115,059	267	$4,630	8,333	$148,894
26,279	413,524	3,355	55,414	7,338	116,008
—	—	—	—	—	40
(23,287)	(394,142)	(8,917)	(153,524)	(52,141)	(903,971)
124,778	2,134,441	(5,295)	(93,480)	(36,470)	(639,029)
—	—	142	2,500	—	—
17	276	5	75	—	—
17	276	147	2,575	—	—
161,777	2,868,884	99,840	1,789,027	—	—
—	—	4,703,562	71,625,574	—	—
555,084	9,051,664	140,421	2,392,767	—	—
(344,589)	(6,038,502)	(210,369)	(3,739,581)	—	—
372,272	5,882,046	4,733,454	72,067,787	—	—
—	—	28,256	520,312	877,947	15,758,310
—	—	—	—	263,593	4,286,016
—	—	—	—	—	5,729
—	—	(50,553)	(941,857)	(1,442,108)	(26,119,117)
—	—	(4,703,562)	(71,625,574)	—	—
—	—	(4,725,859)	(72,047,119)	(300,568)	(6,069,062)
21,291	383,405	63,682	1,120,571	55,531	1,007,117
37,918	623,558	9,660	165,858	53,990	883,809
—	—	—	—	—	37
(133,428)	(2,259,564)	(691,859)	(12,624,174)	(116,381)	(2,073,781)
(74,219)	(1,252,601)	(618,517)	(11,337,745)	(6,860)	(182,818)
422,848	$6,764,162	(616,070)	$(11,407,982)	(343,898)	$(6,890,909)

31

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone U.S.
	Long/Short Fund
	For the Six Months
	Ended		For the Three Months		For the
	December 31, 2012		Ended		Year Ended
	(Unaudited)		June 30, 2012		March 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	3,511	$45,386	4,175	$51,173	17,988	$201,924
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	—	—
Reinvestment of distributions	812	10,363	—	—	342	3,777
Cost of Shares redeemed	(32,777)	(422,673)	(35,974)	(432,202)	(83,628)	(979,054)
Change in Net Assets from Class A Share Transactions	(28,454)	(366,924)	(31,799)	(381,029)	(65,298)	(773,353)
Class C(A)
Proceeds from Shares issued	—	—	201	2,500	—	—
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	—	—
Reinvestment of distributions	1	17	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—
Change in Net Assets from Class C Share Transactions	1	17	201	2,500	—	—
Class Y
Proceeds from Shares sold	7,233	92,645	5,137	64,376	—	—
Proceeds from Shares issued in connection with merger(B)	—	—	977,090	56,262,298	—	—
Reinvestment of distributions	10,252	132,247	—	—	—	—
Cost of Shares redeemed	(117,463)	(1,520,989)	(47,422)	(595,087)	—	—
Change in Net Assets from Class Y Share Transactions	(99,978)	(1,296,097)	934,805	55,731,587	—	—
Class Z
Proceeds from Shares sold	—	—	1,196	15,441	160,906	1,951,968
Reinvestment of distributions	—	—	—	—	7,191	80,177
Redemption fees	—	—	—	—	—	—
Cost of Shares redeemed	—	—	(8,811)	(114,032)	(2,159,360)	(25,308,685)
Cost of Shares redeemed in connection with merger(B)	—	—	(977,090)	(56,262,298)	—	—
Change in Net Assets from Class Z Share Transactions	—	—	(984,705)	(56,360,889)	(1,991,263)	(23,276,540)
Institutional Class
Proceeds from Shares sold	—	—	8	601	135,280	1,563,565
Reinvestment of distributions	65	835	—	—	7,404	82,262
Cost of Shares redeemed	(11)	(133)	(592,071)	(7,339,480)	(412,853)	(4,960,157)
Change in Net Assets from Institutional Class Share Transactions	54	702	(592,063)	(7,338,879)	(270,169)	(3,314,330)
Net Increase (Decrease) from Share Transactions	(128,377)	$(1,662,302)	(673,561)	$(8,346,710)	(2,326,730)	$(27,364,223)

(A)The Fund began issuing Class C shares on April 12, 2012.

(B)See Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

32

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone
Value Fund
For the Six Months
Ended		For the Three Months		For the
December 31, 2012		Ended		Year Ended
(Unaudited)		June 30, 2012		March 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars

1,029,880	$7,233,230	17,290	$116,995	93,237	$618,049
4,934,586	35,709,582	—	—	—	—
175,493	1,229,674	1,686	11,468	5,515	34,944
(589,820)	(4,256,959)	(16,190)	(109,738)	(222,483)	(1,508,451)
5,550,139	39,915,527	2,786	18,725	(123,731)	(855,458)
15,183	106,852	362	2,500	—	—
380,586	2,753,770	—	—	—	—
7,479	52,280	3	20	—	—
(38,358)	(277,340)	—	—	—	—
364,890	2,635,562	365	2,520	—	—
785,308	5,622,405	72,824	503,826	—	—
25,947,803	188,290,146	12,199,491	61,217,913	—	—
512,094	3,600,980	71,221	485,728	—	—
(20,994,278)	(152,240,529)	(4,960,978)	(34,377,298)	—	—
6,250,927	45,273,002	7,382,558	27,830,169	—	—
—	—	147,280	1,057,827	3,259,081	20,953,779
—	—	—	—	191,652	1,217,319
—	—	—	—	—	82
—	—	(170,728)	(1,202,700)	(4,181,411)	(28,151,691)
—	—	(12,199,491)	(61,217,913)	—	—
—	—	(12,222,939)	(61,362,786)	(730,678)	(5,980,511)
21,482,062	155,723,748	6,249,356	43,073,243	565,867	3,618,510
768,449	5,393,711	58,289	396,950	117,670	746,586
(8,381,658)	(61,649,315)	(1,025,855)	(7,122,753)	(2,271,367)	(14,943,665)
13,868,853	99,468,144	5,281,790	36,347,440	(1,587,830)	(10,578,569)
26,034,809	$187,292,235	444,560	$2,836,068	(2,442,239)	$(17,414,538)

33

Statement of Cash Flows

For the Year Ended December 31, 2012 (Unaudited)

Touchstone
U.S. Long/Short
Fund
Cash Flows Provided by (Used in) Operating Activities

Change in net assets resulting from operations	$516,250

Adjustments to reconcile net increase (decrease) in net assets derived from operations to net cash provided by operating activities:
Purchases of investments	(16,414,225)
Proceeds from disposition of investments	18,359,400
Proceeds from securities sold short	4,441,957
Covers of securities sold short	(4,694,898)
Net sales of short term securities	159,823
Increase in segregated cash	(4,574)
Increase in receivable for investments sold	(123,780)
Increase in dividends and interest receivable	(1,883)
Decrease in dividends for securities sold short payable	(614)
Decrease in receivable from Investment Advisor	18,257
Decrease in other assets	2,169
Decrease in payable to Trustees	(221)
Decrease in other accrued expenses and liabilities	(20,957)
Net realized gain from investments	(831,630)
Net realized gain from securities sold short	(438,954)
Net change in unrealized appreciation (depreciation) on investments	65,391
Net change in unrealized appreciation (depreciation) on securities sold short	812,702
Net cash provided by operating activities	1,844,213

Cash Flows from Financing Activities
Increase in bank overdrafts	(36,696)
Proceeds from shares sold	287,912
Payment of dividends	(156,811)
Payment of shares redeemed	(1,938,618)
Net cash used in financing activities	(1,844,213)
Net change in cash	—

Cash - beginning of the period	—
Cash - end of period	$—

Supplemental disclosure of cash flow information:
Reinvestments of dividends and distributions	$143,462

See accompanying Notes to Financial Statements.

34

Financial Highlights

Touchstone Capital Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$18.96		$20.49		$18.95		$15.98		$11.01		$18.69		$18.11
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.01)		—	(B)	(0.03)		(0.01)		—		(0.01)		(0.10)
Net realized and unrealized gains (losses) on investments	1.42		(1.53)		1.57		2.98		4.98		(7.67)		0.68
Total from investment operations	1.41		(1.53)		1.54		2.97		4.98		(7.68)		0.58
Distributions from:
Net investment income	—		—		—		—		(0.01)		—		—
Net asset value at end of period	$20.37		$18.96		$20.49		$18.95		$15.98		$11.01		$18.69
Total return(C)	7.44	%(D)	(7.47	)%(D)	8.13%		18.59%		45.22%		(41.09)%		3.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,045		$559		$705		$1,111		$1,066		$1,700		$2,002
Ratio to average net assets:
Net expenses	1.25	%(E)	1.23	%(E)	1.14%		1.23%		1.36%		1.50%		1.50%
Gross expenses	3.58	%(E)	7.09	%(E)	2.93	%(F)	2.70	%(F)	0.36	%(F)	2.44	%(F)	3.31	%(F)
Net investment income (loss)	(0.13	)%(E)	0.01	%(E)	(0.15)%		(0.07)%		0.01%		(0.06)%		(0.51)%
Portfolio turnover rate	24	%(D)	6	%(D)	27%		33%		99%		161%		113%

Touchstone Capital Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2012		June 30,
	(Unaudited)		2012(G)
Net asset value at beginning of period	$18.93		$20.06
Loss from investment operations:
Net investment loss(A)	(0.09)		(0.03)
Net realized and unrealized gains (losses) on investments	1.42		(1.09)
Total from investment operations	1.33		(1.12)
Distributions from:
Net investment income	—	(B)	(0.01)
Net asset value at end of period	$20.26		$18.93
Total return(C)	7.03	%(D)	(5.59	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$12		$2
Ratio to average net assets:
Net expenses	2.00	%(E)	2.00	%(E)
Gross expenses	172.81	%(E)	962.52	%(E)
Net investment loss	(0.88	)%(E)	(0.76	)%(E)
Portfolio turnover rate	24	%(D)	6	%(D)

(A)	The net investment income per share is based on average shares outstanding for the period or year.

(B)	Less than $0.005 per share.

(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

(G)	The Fund began issuing Class C shares on April 12, 2012.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone Capital Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$19.29		$20.83		$19.24		$16.21		$11.18		$18.91		$18.28
Income (loss) from investment operations:
Net investment income (loss)(A)	0.01		0.01		0.02		0.03		0.04		0.02		(0.06)
Net realized and unrealized gains (losses) on investments	1.44		(1.55)		1.59		3.04		5.05		(7.75)		0.69
Total from investment operations	1.45		(1.54)		1.61		3.07		5.09		(7.73)		0.63
Distributions from:
Net investment income	(0.03)		—	(B)	(0.02)		(0.04)		(0.05)		—		—
Return of capital	—		—		—		—		(0.01)		—		—
Total distributions	(0.03)		—		(0.02)		(0.04)		(0.06)		—		—
Net asset value at end of period	$20.71		$19.29		$20.83		$19.24		$16.21		$11.18		$18.91
Total return	7.56	%(C)	(7.42	)%(C)	8.39%		18.93%		45.52%		(40.88)%		3.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$166,232		$164,589		$182,828		$188,671		$178,941		$136,809		$94,245
Ratio to average net assets:
Net expenses	1.00	%(D)	0.98	%(D)	0.89%		0.98%		1.08%		1.25%		1.25%
Gross expenses	1.22	%(D)	1.27	%(D)	1.30	%(E)	1.32	%(E)	1.44	%(E)	1.61	%(E)	1.68	%(E)
Net investment income (loss)	0.12	%(D)	0.26	%(D)	0.13%		0.18%		0.27%		0.14%		(0.31)%
Portfolio turnover rate	24	%(C)	6	%(C)	27%		33%		99%		161%		113%

Touchstone Capital Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$19.38		$20.95		$19.35		$16.31		$11.25		$18.96		$18.29
Income (loss) from investment operations:
Net investment income (loss)(A)	0.02		0.02		0.04		0.05		0.06		0.19		(0.01)
Net realized and unrealized gains (losses) on investments	1.45		(1.58)		1.60		3.04		5.07		(7.90)		0.68
Total from investment operations	1.47		(1.56)		1.64		3.09		5.13		(7.71)		0.67
Distributions from:
Net investment income	(0.02)		(0.01)		(0.04)		(0.05)		(0.05)		—		—
Return of capital	—		—		—		—		(0.02)		—		—
Total distributions	(0.02)		(0.01)		(0.04)		(0.05)		(0.07)		—		—
Net asset value at end of period	$20.83		$19.38		$20.95		$19.35		$16.31		$11.25		$18.96
Total return	7.60	%(C)	(7.44	)%(C)	8.51%		18.99%		45.69%		(40.66)%		3.66%
Ratios and supplemental data:
Net assets at end of period (000's)	$63		$152		$14,636		$19,423		$26,977		$1,610		$—
Ratio to average net assets:
Net expenses	0.90	%(D)	0.88	%(D)	0.79%		0.88%		0.90%		0.95%		0.95%
Gross expenses	18.58	%(D)	1.83	%(D)	0.90	%(E)	0.85	%(E)	0.79	%(E)	8.98	%(E)	3758.64	%(E)
Net investment income (loss)	0.22	%(D)	0.36	%(D)	0.20%		0.28%		0.41%		1.74%		(0.05)%
Portfolio turnover rate	24	%(C)	6	%(C)	27%		33%		99%		161%		113%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$10.21		$11.12		$11.88		$9.25		$6.25		$9.61		$13.31
Income (loss) from investment operations:
Net investment income (loss)(A)	0.04		0.09		0.03		(0.10)		(0.08)		(0.03)		(0.06)
Net realized and unrealized gains (losses) on investments	1.57		(0.90)		(0.84)		2.73		3.09	(B)	(3.33	)(B)	(0.94)
Total from investment operations	1.61		(0.81)		(0.81)		2.63		3.01		(3.36)		(1.00)
Distributions from:
Net investment income	(0.17)		(0.10)		(0.15)		—		(0.01)		—		—
Realized capital gains	—		—		—		—		—		—		(2.70)
Total distributions	(0.17)		(0.10)		(0.15)		—		(0.01)		—		(2.70)
Capital contribution	—		—		0.20	(C)	—		—		—		—
Net asset value at end of period	$11.65		$10.21		$11.12		$11.88		$9.25		$6.25		$9.61
Total return(D)	15.75	%(E)	(7.28	)%(E)	(4.96	)%(C)	28.43%		48.12	%(B)	(34.96	)%(B)	(11.22)%
Ratios and supplemental data:
Net assets at end of period (000's)	$360		$199		$143		$207		$918		$720		$1,261
Ratio to average net assets:
Net expenses	1.55	%(F)	1.55	%(F)	1.55%		1.55%		1.55%		1.36%		1.60%
Gross expenses	9.11	%(F)	19.37	%(F)	10.50	%(G)	3.23	%(G)	0.44	%(G)	4.20	%(G)	3.03	%(G)
Net investment income (loss)	0.73	%(F)	3.36	%(F)	0.26%		(1.02)%		(0.97)%		(0.32)%		(0.49)%
Portfolio turnover rate	41	%(E)	21	%(E)	207%		152%		172%		290%		143%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Impact of payment from affiliate was less then $0.01 per share and 0.01%, respectively.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Three
	Ended		Months
	December 31,		Ended
	2012		June 30,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$10.19		$10.94
Income (loss) from investment operations:
Net investment income (loss)(B)	(—	)(C)	0.05
Net realized and unrealized gains (losses) on investments	1.56		(0.69)
Total from investment operations	1.56		(0.64)
Distributions from:
Net investment income (loss)	(0.10)		(0.11)
Net asset value at end of period	$11.65		$10.19
Total return(D)	15.27	%(E)	(5.84	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$3		$2
Ratio to average net assets:
Net expenses	2.30	%(F)	2.30	%(F)
Gross expenses	219.45	%(F)	968.58	%(F)
Net investment income (loss)	(0.02	)%(F)	2.12	%(F)
Portfolio turnover rate	41	%(E)	21	%(E)

(A)	The Fund began issuing Class C shares on April 12, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period or year.
(C)	Amount rounds to less than $0.005.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$10.40		$11.32		$12.14		$9.44		$6.37		$9.78		$13.47
Income (loss) from investment operations:
Net investment income (loss)(A)	0.06		0.10		0.07		(0.08)		(0.05)		—		(0.03)
Net realized and unrealized gains (losses) on investments	1.58		(0.92)		(0.88)		2.80		3.14	(B)	(3.41	)(B)	(0.96)
Total from investment operations	1.64		(0.82)		(0.81)		2.72		3.09		(3.41)		(0.99)
Distributions from:
Net investment income	(0.17)		(0.10)		(0.21)		(0.02)		(0.02)		—		—
Realized capital gains	—		—		—		—		—		—		(2.70)
Total distributions	(0.17)		(0.10)		(0.21)		(0.02)		(0.02)		—		(2.70)
Capital contribution	—		—		0.20	(C)	—		—		—		—
Net asset value at end of period	$11.87		$10.40		$11.32		$12.14		$9.44		$6.37		$9.78
Total return	15.82	%(D)	(7.22	)%(D)	(4.81	)%(C)	28.82%		48.56	%(B)	(34.87	)%(B)	(11.00)%
Ratios and supplemental data:
Net assets at end of period (000's)	$87,240		$80,754		$90,029		$118,679		$107,478		$79,518		$24,156
Ratio to average net assets:
Net expenses	1.30	%(E)	1.30	%(E)	1.30%		1.30%		1.30%		1.10%		1.35%
Gross expenses	1.57	%(E)	1.74	%(E)	1.69	%(F)	1.59	%(F)	1.74	%(F)	1.75	%(F)	1.74	%(F)
Net investment income (loss)	0.98	%(E)	3.61	%(E)	0.60%		(0.80)%		(0.65)%		(0.01)%		(0.19)%
Portfolio turnover rate	41	%(D)	21	%(D)	207%		152%		172%		290%		143%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Impact of payment from affiliate was less then $0.01 per share and 0.01%, respectively.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$10.45		$11.37		$12.20		$9.49		$6.39		$9.80		$13.48
Income (loss) from investment operations:
Net investment income (loss)(A)	0.07		0.10		0.13		(0.06)		(0.03)		(0.02)		—
Net realized and unrealized gains (losses) on investments	1.60		(0.91)		(0.93)		2.81		3.16	(B)	(3.39	)(B)	(0.98)
Total from investment operations	1.67		(0.81)		(0.80)		2.75		3.13		(3.41)		(0.98)
Distributions from:
Net investment income	(0.20)		(0.11)		(0.24)		(0.04)		(0.03)		—		—
Realized capital gains	—		—		—		—		—		—		(2.70)
Total distributions	(0.20)		(0.11)		(0.24)		(0.04)		(0.03)		—		(2.70)
Capital contribution	—		—		0.21	(C)	—		—		—		—
Net asset value at end of period	$11.92		$10.45		$11.37		$12.20		$9.49		$6.39		$9.80
Total return	15.95	%(D)	(7.13	)%(D)	(4.55	)%(C)	29.00%		49.05	%(B)	(34.80	)%(B)	(10.92)%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,345		$3,869		$6,288		$1,173		$3,168		$11,923		$—
Ratio to average net assets:
Net expenses	1.05	%(E)	1.05	%(E)	1.05%		1.05%		1.05%		1.06%		1.10%
Gross expenses	1.46	%(E)	2.05	%(E)	1.46	%(F)	2.22	%(F)	1.14	%(F)	18.23	%(F)	3,635.24	%(F)
Net investment income (loss)	1.23	%(E)	3.86	%(E)	1.15%		(0.61)%		(0.35)%		(0.32)%		(0.02)%
Portfolio turnover rate	41	%(D)	21	%(D)	207%		152%		172%		290%		143%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Impact of payment from affiliate was less then $0.01 per share and 0.01%, respectively.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Mid Cap Value Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$8.46		$9.01		$9.42		$7.86		$5.61		$8.69		$10.00
Income (loss) from investment operations:
Net investment income(A)	0.07		0.01		0.03		0.04		0.03		0.02		0.01
Net realized and unrealized gains (losses) on investments	0.55		(0.21	)(B)	0.14		1.54		2.24		(3.07)		(1.32)
Total from investment operations	0.62		(0.20)		0.17		1.58		2.27		(3.05)		(1.31)
Distributions from:
Net investment income	(0.08)		(0.05)		(0.03)		(0.02)		(0.02)		(0.03)		—
Realized capital gains	(1.46)		(0.30)		(0.55)		—		—		—		—
Total distributions	(1.54)		(0.35)		(0.58)		(0.02)		(0.02)		(0.03)		—
Net asset value at end of period	$7.54		$8.46		$9.01		$9.42		$7.86		$5.61		$8.69
Total return(C)	7.54	%(D)	(2.21	)%(D)	2.54%		20.14%		40.41%		(35.07)%		(13.10)%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,348		$1,412		$1,512		$4,234		$5,408		$5,304		$2,340
Ratio to average net assets:	1.29	%(E)	1.31	%(E)	1.40%		1.40%		1.40%		1.40%		1.40%
Net expenses
Gross expenses	2.66	%(E)	3.93	%(E)	2.34	%(F)	2.10	%(F)	1.94	%(F)	2.53	%(F)	3.69	%(F)
Net investment income	1.68	%(E)	0.55	%(E)	0.32%		0.53%		0.36%		0.29%		0.17%
Portfolio turnover rate	46	%(D)	20	%(D)	101%		89%		125%		163%		67%

Touchstone Mid Cap Value Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2012		June 30,
	(Unaudited)		2012(G)
Net asset value at beginning of period	$8.44		$8.76
Income (loss) from investment operations:
Net investment income (loss)(A)	0.04		(—	)(H)
Net realized and unrealized gains on investments	0.55		0.04	(B)
Total from investment operations	0.59		0.04
Distributions from:
Net investment income	(0.05)		(0.06)
Realized capital gains	(1.46)		(0.30)
Total distributions	(1.51)		(0.36)
Net asset value at end of period	$7.52		$8.44
Total return(C)	7.15	%(D)	0.46	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$3		$3
Ratio to average net assets:
Net expenses	2.04	%(E)	2.04	%(E)
Gross expenses	221.81	%(E)	931.83	%(E)
Net investment income (loss)	0.93	%(E)	(0.21	)%(E)
Portfolio turnover rate	46	%(D)	20	%(D)

(A)	The net investment income per share is based on average shares outstanding for the period or year.

(B)	For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.

(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

(G)	The Fund began issuing Class C shares on April 12, 2012.

(H)	Less than $0.005 per share.

41

Financial Highlights (Continued)

Touchstone Mid Cap Value Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009(A)
Net asset value at beginning of period	$8.50		$9.04		$9.50		$7.92		$5.65		$6.02
Income (loss) from investment operations:
Net investment income(B)	0.08		0.02		0.07		0.07		0.05		0.07
Net realized and unrealized gains (losses) on investments	0.55		(0.21	)(C)	0.12		1.56		2.26		(0.41)
Total from investment operations	0.63		(0.19)		0.19		1.63		2.31		(0.34)
Distributions from:
Net investment income	(0.10)		(0.05)		(0.10)		(0.05)		(0.04)		(0.03)
Realized capital gains	(1.46)		(0.30)		(0.55)		—		—		—
Total distributions	(1.56)		(0.35)		(0.65)		(0.05)		(0.04)		(0.03)
Net asset value at end of period	$7.57		$8.50		$9.04		$9.50		$7.92		$5.65
Total return	7.59	%(D)	(2.02	)%(D)	2.77%		20.59%		40.90%		(5.60)%
Ratios and supplemental data:
Net assets at end of period (000's)	$65,009		$64,371		$68,366		$76,756		$76,965		$60,618
Ratio to average net assets:
Net expenses	1.04	%(E)	1.05	%(E)	1.12%		1.12%		1.12%		1.12%
Gross expenses	1.28	%(E)	1.38	%(E)	1.36	%(F)	1.37	%(F)	1.38	%(F)	3.20	%(F)
Net investment income	1.93	%(E)	0.81	%(E)	0.83%		0.80%		0.64%		1.29%
Portfolio turnover rate	46	%(D)	20	%(D)	101%		89%		125%		163%

Touchstone Mid Cap Value Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$8.49		$9.03		$9.49		$7.92		$5.65		$8.72		$10.00
Income (loss) from investment operations:
Net investment income(B)	0.09		0.02		0.08		0.08		0.06		0.05		0.04
Net realized and unrealized gains (losses) on investments	0.55		(0.20	)(C)	0.12		1.55		2.25		(3.08)		(1.31)
Total from investment operations	0.64		(0.18)		0.20		1.63		2.31		(3.03)		(1.27)
Distributions from:
Net investment income	(0.11)		(0.06)		(0.11)		(0.06)		(0.04)		(0.04)		(0.01)
Realized capital gains	(1.46)		(0.30)		(0.55)		—		—		—		—
Total distributions	(1.57)		(0.36)		(0.66)		(0.06)		(0.04)		(0.04)		(0.01)
Net asset value at end of period	$7.56		$8.49		$9.03		$9.49		$7.92		$5.65		$8.72
Total return	7.69	%(D)	(1.99	)%(D)	2.91%		20.61%		41.01%		(34.81)%		(12.75)%
Ratios and supplemental data:
Net assets at end of period (000's)	$27,252		$34,795		$103,016		$205,410		$171,807		$57,430		$56,426
Ratio to average net assets:
Net expenses	0.89	%(E)	0.91	%(E)	1.00%		1.00%		1.00%		1.00%		1.00%
Gross expenses	1.17	%(E)	1.22	%(E)	1.08	%(F)	1.06	%(F)	1.06	%(F)	1.18	%(F)	1.10	%(F)
Net investment income	2.07	%(E)	0.96	%(E)	0.85%		0.91%		0.82%		0.58%		0.57%
Portfolio turnover rate	46	%(D)	20	%(D)	101%		89%		125%		163%		67%

(A)	Class commenced operations on December 9, 2008.

(B)	The net investment income per share is based on average shares outstanding for the period or year.

(C)	For the period ended June 30, 2012, the Fund received a corporate action payment that resulted in a one-time increase to realized gains. If the corporate action event had not occurred, the net realized and unrealized gains (losses) per share would have been lower by approximately $0.05 per share.

(D)	Not annualized.

(E)	Annualized.

(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$16.97		$18.08		$19.06		$16.43		$11.05		$19.43		$25.99
Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.01)		(0.06	)(A)	(0.08	)(A)	(0.01	)(A)	(—	)(A)(B)	(0.16	)(A)
Net realized and unrealized gains (losses) on investments	1.05		(0.57)		0.04		2.71		5.39		(6.66	)(C)	(2.51)
Total from investment operations	1.10		(0.58)		(0.02)		2.63		5.38		(6.66)		(2.67)
Distributions from:
Net investment income	(0.09)		—		—		—		—		(0.02)		—
Realized capital gains	(1.88)		(0.53)		(0.96)		—		—		(1.70)		(3.89)
Total distributions	(1.97)		(0.53)		(0.96)		—		—		(1.72)		(3.89)
Net asset value at end of period	$16.10		$16.97		$18.08		$19.06		$16.43		$11.05		$19.43
Total return(D)	6.74	%(E)	(3.09	)%(E)	0.60%		16.01%		48.71%		(34.71	)%(C)	(11.75)%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,928		$2,023		$2,251		$3,068		$4,815		$2,160		$1,137
Ratio to average net assets:
Net expenses	1.50	%(F)	1.50	%(F)	1.50%		1.50%		1.50%		1.53%		1.55%
Gross expenses	2.42	%(F)	3.31	%(F)	2.27	%(G)	2.10	%(G)	1.47	%(G)	3.25	%(G)	4.57	%(G)
Net investment income (loss)	0.80	%(F)	(0.16	)%(F)	(0.34)%		(0.46)%		(0.08)%		(0.01)%		(0.71)%
Portfolio turnover rate	58	%(E)	18	%(E)	49%		55%		83%		140%		40%

Touchstone Small Cap Value Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2012		June 30,
	(Unaudited)		2012(H)
Net asset value at beginning of period	$16.95		$17.58
Loss from investment operations:
Net investment income (loss)	0.01		(0.03)
Net realized and unrealized gains (losses) on investments	1.02		(0.07)
Total from investment operations	1.03		(0.10)
Distributions from:
Realized capital gains	(1.88)		(0.53)
Net asset value at end of period	$16.10		$16.95
Total return(D)	6.39	%(E)	(0.51	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$3		$2
Ratio to average net assets:
Net expenses	2.25	%(F)	2.25	%(F)
Gross expenses	228.38	%(F)	942.58	%(F)
Net investment income (loss)	0.05	%(F)	(0.95	)%(F)
Portfolio turnover rate	58	%(E)	18	%(E)

(A)	The net investment income per share is based on average shares outstanding for the period or year.

(B)	Less than $0.005 per share.

(C)	Impact of payment from affiliate was less then $0.01 per share and 0.01%, respectively.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

(H)	The Fund began issuing Class C shares on April 12, 2012.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$17.51		$18.62		$19.55		$16.80		$11.29		$19.76		$26.30
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.01		(0.02	)(A)	(0.04	)(A)	0.03	(A)	0.02	(A)	(0.13	)(A)
Net realized and unrealized gains (losses) on investments	1.06		(0.59)		0.05		2.79		5.51		(6.77	)(B)	(2.52)
Total from investment operations	1.15		(0.58)		0.03		2.75		5.54		(6.75)		(2.65)
Distributions from:
Net investment income	(0.10)		—		—		—		(0.03)		(0.02)		—
Realized capital gains	(1.88)		(0.53)		(0.96)		—		—		(1.70)		(3.89)
Total distributions	(1.98)		(0.53)		(0.96)		—		(0.03)		(1.72)		(3.89)
Net asset value at end of period	$16.68		$17.51		$18.62		$19.55		$16.80		$11.29		$19.76
Total return	6.92	%(C)	(3.05	)%(C)	0.85%		16.37%		49.10%		(34.57	)%(B)	(11.53)%
Ratios and supplemental data:
Net assets at end of period (000's)	$85,152		$82,861		$87,984		$98,269		$86,737		$55,976		$45,862
Ratio to average net assets:
Net expenses	1.20	%(D)	1.22	%(D)	1.25%		1.25%		1.25%		1.23%		1.30%
Gross expenses	1.29	%(D)	1.40	%(D)	1.27	%(E)	1.26	%(E)	1.30	%(E)	1.37	%(E)	1.49	%(E)
Net investment income (loss)	1.10	%(D)	0.12	%(D)	(0.09)%		(0.23)%		0.18%		0.15%		(0.51)%
Portfolio turnover rate	58	%(C)	18	%(C)	49%		55%		83%		140%		40%

Touchstone Small Cap Value Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009(F)
Net asset value at beginning of period	$17.63		$18.75		$19.65		$16.87		$11.32		$14.28
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.01		0.01	(A)	(0.01	)(A)	0.05	(A)	0.02	(A)
Net realized and unrealized gains (losses) on investments	1.05		(0.60)		0.05		2.79		5.54		(1.26	)(B)
Total from investment operations	1.18		(0.59)		0.06		2.78		5.59		(1.24)
Distributions from:
Net investment income	(0.12)		—		—		—		(0.04)		(0.02)
Realized capital gains	(1.88)		(0.53)		(0.96)		—		—		(1.70)
Total distributions	(2.00)		(0.53)		(0.96)		—		(0.04)		(1.72)
Net asset value at end of period	$16.81		$17.63		$18.75		$19.65		$16.87		$11.32
Total return	6.94	%(C)	(3.04	)%(C)	1.00%		16.48%		49.46%		(9.52	)%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,448		$7,023		$19,066		$20,119		$26,915		$—
Ratio to average net assets:
Net expenses	1.10	%(D)	1.10	%(D)	1.10%		1.10%		1.10%		1.09%
Gross expenses	1.50	%(D)	1.60	%(D)	1.18	%(E)	1.18	%(E)	1.16	%(E)	24873.11	%(E)
Net investment income (loss)	1.20	%(D)	0.24	%(D)	0.06%		(0.08)%		0.34%		0.15%
Portfolio turnover rate	58	%(C)	18	%(C)	49%		55%		83%		140%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Impact of payment from affiliate was less then $0.01 per share and 0.01%, respectively.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.
(F)	Class commenced operations on December 9, 2008.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone U.S. Long/Short Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$12.49		$12.81		$11.74		$10.67		$7.77		$13.02		$14.15
Income (loss) from investment operations:
Net investment income (loss)(A)	0.11		0.02		0.02		0.09		0.07		0.01		(0.03)
Net realized and unrealized gains (losses) on investments	0.37		(0.34)		1.08		1.30		2.89		(5.23)		(1.05)
Total from investment operations	0.48		(0.32)		1.10		1.39		2.96		(5.22)		(1.08)
Distributions from:
Net investment income	(0.14)		—		(0.03)		(0.32)		(0.06)		(0.03)		(0.05)
Net asset value at end of period	$12.83		$12.49		$12.81		$11.74		$10.67		$7.77		$13.02
Total return(B)	3.84	%(C)	(2.50	)%(C)	9.44%		13.29%		38.09%		(40.12)%		(7.66)%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,289		$1,610		$2,059		$2,654		$4,616		$5,222		$14,468
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(D)	1.65	%(E)	1.67	%(E)	1.71%		1.47%		1.53%		2.03%		1.87%
Gross expenses (including dividend expense on securities sold short)(F)	3.30	%(E)	4.54	%(E)	2.59	%(G)	2.20	%(G)	1.97	%(G)	2.59	%(G)	2.75	%(G)
Net investment income (loss)	1.68	%(E)	0.54	%(E)	0.17%		0.91%		0.76%		0.07%		(0.19)%
Portfolio turnover rate	107	%(C)	69	%(C)	231%		218%		200%		184%		236%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.30%, 1.31%, 1.53%, 1.45%, 1.45%, 1.49% and 1.60% for the periods ended December 31, 2012, June 30, 2012 and years ended March 2012, 2011, 2010, 2009 and 2008, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 2.95%, 4.18%, 2.41%, 2.18%, 1.89%, 2.05% and 2.48% for the periods ended December 31, 2012, June 30, 2012 and years ended March 2012, 2011, 2010, 2009 and 2008, respectively.
(G)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone U.S. Long/Short Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2012		June 30,
	(Unaudited)		2012(A)
Net asset value at beginning of period	$12.47		$12.45
Income (loss) from investment operations:
Net investment income (loss)(B)	0.06		(0.01)
Net realized and unrealized gains on investments	0.37		0.03
Total from investment operations	0.43		0.02
Distributions from:
Net investment income	(0.08)		—
Net asset value at end of period	$12.82		$12.47
Total return(C)	3.48	%(D)	0.16	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$3		$3
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.40	%(F)	2.41	%(F)
Gross expenses (including dividend expense on securities sold short)(G)	226.68	%(F)	944.77	%(F)
Net investment income (loss)	0.93	%(F)	(0.21	)%(F)
Portfolio turnover rate	107	%(D)	69	%(D)

(A)	The Fund began issuing Class C shares on April 12, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period or year.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 2.05% and 2.05% for the periods ended December 31, 2012 and June 30, 2012, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 226.33% and 944.41% for the periods ended December 31, 2012 and June 30, 2012, respectively.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone U.S. Long/Short Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$12.63		$12.95		$11.87		$10.76		$7.85		$13.11		$14.20
Income (loss) from investment operations:
Net investment income(A)	0.13		0.02		0.05		0.12		0.10		0.06		0.03
Net realized and unrealized gains (losses) on investments	0.37		(0.34)		1.09		1.32		2.90		(5.29)		(1.09)
Total from investment operations	0.50		(0.32)		1.14		1.44		3.00		(5.23)		(1.06)
Distributions from:
Net investment income	(0.17)		—		(0.06)		(0.33)		(0.09)		(0.03)		(0.03)
Net asset value at end of period	$12.96		$12.63		$12.95		$11.87		$10.76		$7.85		$13.11
Total return	4.06	%(B)	(2.47	)%(B)	9.64%		13.66%		38.30%		(39.91)%		(7.47)%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,824		$11,808		$12,755		$35,321		$125,337		$149,755		$46,374
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(C)	1.40	%(D)	1.41	%(D)	1.45%		1.22%		1.28%		1.83%		1.45%
Gross expenses (including dividend expense on securities sold short)(E)	2.01	%(D)	2.63	%(D)	1.59	%(F)	1.24	%(F)	1.23	%(F)	1.69	%(F)	1.83	%(F)
Net investment income	1.93	%(D)	0.79	%(D)	0.41%		1.14%		1.01%		0.57%		0.18%
Portfolio turnover rate	107	%(B)	69	%(B)	231%		218%		200%		184%		236%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.05%, 1.06%, 1.27%, 1.20%, 1.20%, 1.25% and 1.19% for the periods ended December 31, 2012, June 30, 2012 and years ended March 2012, 2011, 2010, 2009 and 2008, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.66%, 2.28%, 1.41%, 1.22%, 1.15%, 1.11% and 1.57% for the periods ended December 31, 2012, June 30, 2012 and years ended March 2012, 2011, 2010, 2009 and 2008, respectively.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone U.S. Long/Short Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$12.60		$12.92		$11.86		$10.77		$7.86		$13.09		$14.20
Income (loss) from investment operations:
Net investment income(A)	0.14		0.03		0.07		0.14		0.11		0.05		0.02
Net realized and unrealized gains (losses) on investments	0.37		(0.35)		1.09		1.34		2.92		(5.25)		(1.05)
Total from investment operations	0.51		(0.32)		1.16		1.48		3.03		(5.20)		(1.03)
Distributions from:
Net investment income	(0.18)		—		(0.10)		(0.39)		(0.12)		(0.03)		(0.08)
Net asset value at end of period	$12.93		$12.60		$12.92		$11.86		$10.77		$7.86		$13.09
Total return	4.09	%(B)	(2.48	)%(B)	9.88%		14.07%		38.60%		(39.73)%		(7.32)%
Ratios and supplemental data:
Net assets at end of period (000's)	$59		$57		$7,707		$10,276		$15,735		$24,956		$44,322
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(C)	1.25	%(D)	1.26	%(D)	1.27%		1.02%		1.09%		1.60%		1.47%
Gross expenses (including dividend expense on securities sold short)(E)	22.85	%(D)	3.80	%(D)	1.45	%(F)	1.24	%(F)	1.18	%(F)	1.71	%(F)	1.63	%(F)
Net investment income	2.08	%(D)	0.94	%(D)	0.64%		1.33%		1.16%		0.50%		0.18%
Portfolio turnover rate	107	%(B)	69	%(B)	231%		218%		200%		184%		236%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 0.90%, 0.90%, 1.09%, 1.00%, 1.01%, 1.05% and 1.21% for the periods ended December 31, 2012, June 30, 2012 and years ended March 2012, 2011, 2010, 2009 and 2008, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 22.50%, 3.44%, 1.27%, 1.22%, 1.10%, 1.16% and 1.37% for the periods ended December 31, 2012, June 30, 2012 and years ended March 2012, 2011, 2010, 2009 and 2008, respectively.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$6.95		$7.14		$6.67		$6.17		$4.00		$6.64		$8.80
Income (loss) from investment operations:
Net investment income(A)	0.08		0.03		0.12		0.08		0.09		0.14		0.12
Net realized and unrealized gains
(losses) on investments	0.30		(0.16)		0.45		0.50		2.17		(2.66)		(0.97)
Total from investment operations	0.38		(0.13)		0.57		0.58		2.26		(2.52)		(0.85)
Distributions from:
Net investment income	(0.08)		(0.06)		(0.10)		(0.08)		(0.09)		(0.12)		(0.17)
Realized capital gains	(0.23)		—		—		—		—		—		(1.14)
Total distributions	(0.31)		(0.06)		(0.10)		(0.08)		(0.09)		(0.12)		(1.31)
Net asset value at end of period	$7.02		$6.95		$7.14		$6.67		$6.17		$4.00		$6.64
Total return(B)	5.47	%(C)	(1.83	)%(C)	8.77%		9.59%		57.05%		(38.39)%		(11.68)%
Ratios and supplemental data:
Net assets at end of period (000's)	$40,569		$1,583		$1,606		$2,325		$2,514		$2,530		$2,379
Ratio to average net assets:
Net expenses	1.08	%(D)	1.20	%(D)	1.20%		1.20%		1.26%		1.35%		1.35%
Gross expenses	1.43	%(D)	3.49	%(D)	1.96	%(E)	2.04	%(E)	1.76	%(E)	2.23	%(E)	2.38	%(E)
Net investment income	2.09	%(D)	1.68	%(D)	1.84%		1.31%		1.72%		2.76%		1.36%
Portfolio turnover rate	72	%(C)(F)	13	%(C)	15%		13%		25%		17%		10%

Touchstone Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	December 31,		Ended
	2012		June 30,
	(Unaudited)		2012(G)
Net asset value at beginning of period	$6.95		$6.90
Income from investment operations:
Net investment income(A)	0.05		0.01
Net realized and unrealized gains on investments	0.30		0.10
Total from investment operations	0.35		0.11
Distributions from:
Net investment income	(0.05)		(0.06)
Realized capital gains	(0.23)		—
Total distributions	(0.28)		(0.06)
Net asset value at end of period	$7.02		$6.95
Total return(B)	5.04	%(C)	1.56	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,564		$3
Ratio to average net assets:
Net expenses	1.83	%(D)	1.95	%(D)
Gross expenses	2.45	%(D)	929.36	%(D)
Net investment income	1.34	%(D)	0.93	%(D)
Portfolio turnover rate	72	%(C)(F)	13	%(C)

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.
(F)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.
(G)	The Fund began issuing Class C shares on April 12, 2012.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$6.97		$7.16		$6.69		$6.19		$4.01		$6.65		$8.82
Income (loss) from investment operations:
Net investment income(A)	0.09		0.03		0.12		0.09		0.10		0.16		0.14
Net realized and unrealized gains (losses) on investments	0.30		(0.15)		0.47		0.51		2.19		(2.68)		(0.97)
Total from investment operations	0.39		(0.12)		0.59		0.60		2.29		(2.52)		(0.83)
Distributions from:
Net investment income	(0.09)		(0.07)		(0.12)		(0.10)		(0.11)		(0.12)		(0.20)
Realized capital gains	(0.23)		—		—		—		—		—		(1.14)
Total distributions	(0.32)		(0.07)		(0.12)		(0.10)		(0.11)		(0.12)		(1.34)
Net asset value at end of period	$7.04		$6.97		$7.16		$6.69		$6.19		$4.01		$6.65
Total return	5.57	%(B)	(1.69	)%(B)	9.01%		9.86%		57.65%		(38.29)%		(11.49)%
Ratios and supplemental data:
Net assets at end of period (000's)	$95,999		$51,447		$87,546		$86,659		$88,766		$67,325		$86,801
Ratio to average net assets:
Net expenses	0.83	%(C)	0.95	%(C)	0.95%		0.95%		1.00%		1.10%		1.10%
Gross expenses	1.14	%(C)	1.23	%(C)	1.03	%(D)	1.04	%(D)	1.07	%(D)	1.22	%(D)	1.37	%(D)
Net investment income	2.34	%(C)	1.93	%(C)	1.90%		1.58%		1.87%		3.03%		1.59%
Portfolio turnover rate	72	%(B)(E)	13	%(B)	15%		13%		25%		17%		10%

Touchstone Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Three Months
	December 31,		Ended
	2012		June 30,		Year Ended March 31,
	(Unaudited)		2012		2012		2011		2010		2009		2008
Net asset value at beginning of period	$6.96		$7.15		$6.68		$6.18		$4.01		$6.63		$8.83
Income (loss) from investment operations:
Net investment income(A)	0.09		0.03		0.13		0.10		0.11		0.17		0.41
Net realized and unrealized gains (losses) on investments	0.30		(0.16)		0.46		0.51		2.18		(2.66)		(1.25)
Total from investment operations	0.39		(0.13)		0.59		0.61		2.29		(2.49)		(0.84)
Distributions from:
Net investment income	(0.09)		(0.06)		(0.12)		(0.11)		(0.12)		(0.13)		(0.22)
Realized capital gains	(0.23)		—		—		—		—		—		(1.14)
Total distributions	(0.32)		(0.06)		(0.12)		(0.11)		(0.12)		(0.13)		(1.36)
Net asset value at end of period	$7.03		$6.96		$7.15		$6.68		$6.18		$4.01		$6.63
Total return	5.63	%(B)	(1.62	)%(B)	9.13%		9.99%		57.64%		(38.06)%		(11.57)%
Ratios and supplemental data:
Net assets at end of period (000's)	$167,722		$69,549		$33,727		$42,106		$51,274		$44,011		$51,690
Ratio to average net assets:
Net expenses	0.73	%(C)	0.85	%(C)	0.85%		0.85%		0.87%		0.90%		0.90%
Gross expenses	0.99	%(C)	1.09	%(C)	0.88	%(D)	0.89	%(D)	0.90	%(D)	1.02	%(D)	1.02	%(D)
Net investment income	2.44	%(C)	2.04	%(C)	2.00%		1.67%		2.01%		3.24%		2.00%
Portfolio turnover rate	72	%(B)(E)	13	%(B)	15%		13%		25%		17%		10%

(A)	The net investment income per share is based on average shares outstanding for the period or year.
(B)	Not annualized.
(C)	Annualized.
(D)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the Former Adviser paid these expenses on behalf of the Funds. Had the Former Adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.
(E)	Portfolio turnover excludes the purchase and sales of the Acquired Fund (see Note 7). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

50

Notes to Financial Statements

December 31, 2012 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust consists of twenty two funds including the following six funds, individually, a “Fund”, and collectively, the “Funds”:

Touchstone Capital Growth Fund (“Capital Growth Fund”)

Touchstone International Small Cap Fund (“International Small Cap Fund”)

Touchstone Mid Cap Value Opportunities Fund (“Mid Cap Value Opportunities Fund”)

Touchstone Small Cap Value Opportunities Fund (“Small Cap Value Opportunities Fund”)

Touchstone U.S. Long/Short Fund (“U.S. Long/Short Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is an open-end, diversified management investment company, with the exception of Capital Growth Fund and Value Fund, each of which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this annual report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended December 31, 2012.

51

Notes to Financial Statements (Continued)

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2012, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair values using procedures approved by the Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures

52

Notes to Financial Statements (Continued)

are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U. S. dollars on the date of the statement of assets and liabilities.

Futures Contracts — A fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities sold short — The U.S. Long/Short Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2012, the Fund had securities sold short with a fair value of ($2,512,748) and had securities with a fair value of $14,607,797 held as collateral for securities sold short.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

53

Notes to Financial Statements (Continued)

Derivative instruments and hedging activities — The International Small Cap Fund held derivative instruments during the six months ended December 31, 2012. At December 31, 2012, the International Small Cap Fund did not hold any derivative instruments.

For the six months ended December 31, 2012, the average quarterly balance of outstanding derivative financial instruments were as follows:

International
Small Cap
Fund
Equity Contracts:
Warrants -Average number of contracts	$56,566

The Effect of Derivative Investments on the Statement of Operations
for the Period Ended December 31, 2012
			Change in
			Unrealized
			Appreciation
	Derivatives not accounted for as hedging	Realized Loss	(Depreciation)
Fund	instruments under ASC 815	on Derivatives*	on Derivatives**
International Small Cap Fund	Warrants - Equity Contracts	$6,346	$(2,824)

* Statements of Operations Location: Net realized gain on warrants and net realized gain (loss) on future transactions.

** Statements of Operations Location: Net change in unrealized appreciation (depreciation) on investments.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2012, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
International Small Cap Fund	$1,542,936	$1,601,443
Mid Cap Value Opportunities Fund	5,742,445	6,249,304
Small Cap Value Opportunities Fund	8,566,841	8,660,912

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

54

Notes to Financial Statements (Continued)

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is generally equal to the net asset value per share. However, Class A redemptions that were part of a no load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%. Purchases of Class C shares of the Funds are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Value Fund declares and distributes net investment income, if any, semi-annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of a Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption fees — Prior to April 16, 2012, each Fund imposed a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charged the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption/exchange fee was imposed to the extent that the number of Fund shares redeemed exceeded the number of Fund shares that were held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the shareholder for the longest period of time were sold first. The Funds retained the redemption/exchange fee for the benefit of the remaining

55

Notes to Financial Statements (Continued)

shareholders by crediting Paid-in-Capital. The redemption fees can be found on the Statement of Changes in Net Assets. Effective April 16, 2012, the redemption fee plan was terminated.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2012:

		International	Mid Cap Value
	Capital Growth	Small Cap	Opportunities
	Fund	Fund	Fund
Purchases of investment securities	$39,950,352	$44,748,220	$43,615,513
Proceeds from sales and maturities	$51,669,364	$37,987,501	$57,364,908

	Small Cap
	Value	U.S.
	Opportunities	Long/Short	Value
	Fund	Fund	Fund
Purchases of investment securities*	$52,413,021	$16,414,225	$161,628,731
Proceeds from sales and maturities	$55,189,379	$18,359,400	$212,767,363

* The cost of purchases excludes $197,202,959 on Value Fund from securities received from the Acquired Funds. See Note 7 in the Notes to Financial Statements.

There were no purchases or sales of U.S. government securities for the six months ended December 31, 2012.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) and/or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Touchstone Capital Growth Fund	0.70% on the first $300 million
0.685% on the next $200 million
0.675% on the next $250 million
0.675% on the next $250 million
0.625% on the next $500 million
0.575% on the next $500 million
0.525% of such assets over $2 billion
Touchstone International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% of such assets over $2 billion

56

Notes to Financial Statements (Continued)

Touchstone Mid Cap Value Opportunities Fund	0.85% on the first $300 million
0.80% on the next $200 million
0.75% of such assets over $500 million
Touchstone Small Cap Value Opportunities Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% of such assets over $500 million
Touchstone U.S. Long/Short Fund	0.80% on the first $300 million
0.75% on the next $200 million
0.70% on the next $250 million
0.65% on the next $250 million
0.60% on the next $500 million
0.55% on the next $500 million
0.50% of such assets over $2 billion
Touchstone Value Fund	0.75% on the first $300 million
0.73% on the next $200 million
0.72% on the next $250 million
0.70% on the next $250 million
0.68% on the next $500 million
0.67% on the next $500 million
0.66% of such assets over $2 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Analytic Investors, LLC	Copper Rock Capital Partners LLC
U.S. Long/Short Fund	International Small Cap Fund

Ashfield Capital Partners, LLC
Capital Growth Fund	Thompson Siegel & Walmsley LLC
Mid Cap Value Opportunities Fund
Barrow, Hanley, Mewhinney & Strauss, LLC	Small Cap Value Opportunities Fund
Value Fund

The Advisor, not the Funds, pays the sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (“Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding dividend expenses on short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses”, if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class level expenses, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

57

Notes to Financial Statements (Continued)

				Institutional
	Class A	Class C	Class Y	Class
Capital Growth Fund	1.25%	2.00%	1.00%	0.90%
International Small Cap Fund	1.55%	2.30%	1.30%	1.05%
Mid Cap Value Opportunities Fund	1.29%	2.04%	1.04%	0.89%
Small Cap Value Opportunities Fund	1.50%	2.25%	1.25%	1.10%
U.S. Long/Short Fund	1.30%	2.05%	1.05%	0.90%
Value Fund*	1.00%	1.75%	0.75%	0.65%

* Prior to September 10, 2012 the expense limitation for Class A, Class C, Class Y and Institutional Class Shares were 1.20%, 1.95%, 0.95% and 0.85%, respectively.

The expense limitations in the Expense Limitation Agreement will remain in effect until at least April 16, 2014 for all Funds except the Value Fund. The expense limitation for the Value Fund will remain in effect until September 10, 2013.

Effective September 12, 2012, the Advisor amended the Expense Limitation Agreement for the Value Fund. In accordance with the amended Expense Limitation Agreement, the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.08%, 1.83%, 0.83% and 0.68% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. These limitations will remain in effect until April 16, 2014. For periods where multiple caps are in effect, the lower of the two amounts will apply.

During the six months ended December 31, 2012, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Capital Growth Fund	$—	$61,899	$141,397
International Small Cap Fund	41,253	86,611	24,384
Mid Cap Value Opportunities Fund	16,732	90,510	31,173
Small Cap Value Opportunities Fund	—	43,396	24,497
U.S. Long/Short Fund	15,879	11,702	28,855
Value Fund	76,225	212,667	55,164

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2012.

At December 31, 2012, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration
	June 30,	December 31,
	2015	2015
Capital Growth Fund	$118,022	$202,367
International Small Cap Fund	108,590	151,880
Mid Cap Value Opportunities Fund	98,290	136,611
Small Cap Value Opportunities Fund	59,632	64,652
U.S. Long/Short Fund	61,827	54,586

58

Notes to Financial Statements (Continued)

	Expiration	Expiration
	June 30,	December 31,
	2015	2015
Value Fund	81,083	328,135

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily net asset value per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrator and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds during the six months ended December 31, 2012:

Amount
Capital Growth Fund	$7,477
International Small Cap Fund	4,198
Small Cap Value Opportunities Fund	707
U.S. Long/Short Fund	449
Value Fund	12,703

59

Notes to Financial Statements (Continued)

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended December 31, 2012, is as follows:

	Share Activity
	Balance			Balance		Value
	06/30/12	Purchases	Sales	12/31/12	Dividends	12/31/12
Capital Growth Fund	1,389,986	20,929,843	(19,127,040)	3,192,789	$1,441	$3,192,789
International Small Cap Fund	1,743,433	29,098,883	(30,367,504)	474,812	1,197	474,812
Mid Cap Value Opportunities Fund	3,046,587	20,748,950	(21,430,793)	2,364,744	2,719	2,364,744
Small Cap Value Opportunities Fund	2,600,391	19,372,420	(19,901,386)	2,071,425	2,019	2,071,425
U.S. Long/Short Fund	159,830	2,377,449	(2,537,272)	7	38	7
Value Fund	9,429,223	59,280,628	(64,739,390)	3,970,461	2,175	3,970,461

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2012, March 31, 2012 and March 31, 2011 was as follows:

				International
	Capital Growth			Small Cap
	Fund			Fund
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	June 30,	March 31,	March 31,	June 30,	March 31,	March 31,
	2012	2012	2011	2012	2012	2011
From ordinary income	$31,849	$215,362	$460,798	$802,324	$1,842,301	$189,300
	$31,849	$215,362	$460,798	$802,324	$1,842,301	$189,300

	Mid Cap Value			Small Cap Value
	Opportunities			Opportunities
	Fund			Fund
	Period Ended	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended
	June 30,	March 31,	March 31,	June 30,	March 31,	March 31,
	2012	2012	2011	2012	2012	2011
From ordinary income	$627,574	$2,171,072	$1,899,448	$—	$—	$—
From long-term capital gains	3,418,930	11,225,590	—	2,691,474	5,495,825	—
	$4,046,504	$13,396,662	$1,899,448	$2,691,474	$5,495,825	$—

60

Notes to Financial Statements (Continued)

		U.S. Long/Short			Value
		Fund			Fund
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	June 30,	March 31,	March 31,	June 30,	March 31,	March 31,
	2012	2012	2011	2012	2012	2011
From ordinary income	$—	$174,003	$1,435,069	$1,228,217	$2,287,808	$2,145,890
	$—	$174,003	$1,435,069	$1,228,217	$2,287,808	$2,145,890

The following information is computed on a tax basis for each item as of June 30, 2012:

		International	Mid Cap Value
	Capital	Small Cap	Opportunities
	Growth Fund	Fund	Fund
Tax cost of portfolio investments	$119,308,259	$88,430,245	$97,252,111
Gross unrealized appreciation	52,337,517	4,891,983	11,932,198
Gross unrealized depreciation	(4,668,647)	(5,309,284)	(4,204,577)
Net portfolio unrealized appreciation (depreciation)	47,668,870	(417,301)	7,727,621
Net other unrealized appreciation (depreciation)	—	(6,224)	—
Total net unrealized appreciation (depreciation)	47,668,870	(423,525)	7,727,621
Accumulated capital and other losses	(42,978,321)	(29,152,825)	(6,598,290)
Undistributed Ordinary Income	112,598	695,120	1,658,438
Undistributed capital gains	—	—	8,946,909
Accumulated earnings (deficit)	$4,803,147	$(28,881,230)	$11,734,678

	Small Cap Value	U.S.
	Opportunities	Long/Short	Value
	Fund	Fund	Fund
Tax cost of portfolio investments	$83,158,057	$11,410,132	$104,831,200
Gross unrealized appreciation	19,203,092	2,883,332	30,944,442
Gross unrealized depreciation	(4,434,407)	(738,842)	(5,545,079)
Net unrealized appreciation (depreciation)	14,768,685	2,144,490	25,399,363
Accumulated capital and other losses	(3,116,992)	(62,645,090)	(16,209,614)
Undistributed ordinary income	715,088	30,656	24,961
Undistributed capital gains	4,255,709	—	—
Accumulated earnings (deficit)	$16,622,490	$(60,469,944)	$9,214,710

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and passive foreign investment company (“PFIC”) adjustments.

61

Notes to Financial Statements (Continued)

As of June 30, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

					No	No
					Expiration	Expiration
	2015	2016	2017	2018	Short Term *	Long Term *	Total
Capital Growth Fund **	$8,648,358	$19,833,889	$14,496,074	$—	$—	$—	$42,978,321
International Small Cap Fund **	10,436,336	4,523,327	4,884,304	—	8,711,422	597,436	29,152,825
Mid Cap Value Opportunities Fund **	—	—	6,598,290	—	—	—	6,598,290
Small Cap Value Opportunities Fund	3,116,992	—	—	—	—	—	3,116,992
U.S. Long/Short Fund	1,646,478	19,657,724	41,340,888	—	—	—	62,645,090
Value Fund	—	—	12,709,067	3,500,547	—	—	16,209,614

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act has been in effect for the Funds’ since the fiscal year ending June 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**May be subject to usage limitations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of December 31, 2012, the federal tax cost and unrealized appreciation (depreciation) was as follows for the funds:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Capital Growth Fund	$118,595,520	$50,364,266	$(1,189,465)	$49,174,801
International Small Cap Fund	92,432,029	14,305,015	(1,908,767)	12,396,248
Mid Cap Value Opportunities Fund	86,956,686	13,711,535	(2,242,238)	11,469,297
Small Cap Value Opportunities Fund	94,444,689	11,734,935	(2,865,464)	8,869,471
U.S Long/Short Fund	13,084,283	1,706,332	(182,811)	1,523,521
Value Fund	273,858,086	35,814,752	(3,176,878)	32,637,874

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2012 and March 31, 2008 through 2012) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

62

Notes to Financial Statements (Continued)

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risks Associated with Leverage

By investing the proceeds received from selling securities short, the U.S. Long/Short Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s net asset value to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

9. Fund Mergers

On February 10, 2012, the shareholders of the Old Mutual Funds II (the “Reorganizing Funds”), with the exception of the Old Mutual Large Cap Growth Fund, approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The Old Mutual Large Cap Growth Fund shareholders approved the Plan on March 9, 2012. The mergers took place on April 13, 2012. The fiscal year end of the Reorganizing Funds was March 31. After the merger, the Funds year end changed to June 30.

		Net	Shares
Reorganizing Funds*	Touchstone Funds	Assets	Outstanding
Old Mutual Large Cap Growth Fund	Capital Growth Fund	$193,000,739	9,458,968
Old Mutual Copper Rock International Small Cap Fund	International Small Cap Fund	94,539,664	8,488,001
Old Mutual TS&W Mid Cap Value Fund	Mid Cap Value Opportunities Fund	163,004,026	18,535,707
Old Mutual TS&W Small Cap Value Fund	Small Cap Value Opportunities Fund	105,855,279	5,843,115
Old Mutual Analytic U.S. Long/Short Fund	U.S. Long/Short Fund	21,638,731	1,722,142
Old Mutual Barrow Hanley Value Fund	Value Fund	118,385,619	17,118,623

*	Funds had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

At a meeting held on March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plans of Reorganization (the “Plans”) providing for the transfer of all assets and liabilities of the Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund (each an “Acquired Fund”), each a series of the Fifth Third Funds (“Fifth Third”), to the Touchstone Value Fund (the “Acquiring Fund”). The mergers took place on September 10, 2012.

63

Notes to Financial Statements (Continued)

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:

						After
	Before Reorganization					Reorganization
	Fifth Third
	Disciplined		Fifth Third		Touchstone	Touchstone
	Large Cap		All Cap		Value	Value
	Value Fund		Value Fund		Fund	Fund
Class A *
Shares	1,419,797	(A)	3,514,789	(B)	245,017	5,179,603
Net Assets	$10,274,502		$25,435,080		$1,773,081	$37,482,663
Net Asset Value	$7.24	(A)	$7.24	(B)	$7.24	$7.24
Class C
Shares	39,232	(C)	341,354	(D)	366	380,953
Net Assets	$283,871		$2,469,899		$2,651	$2,756,421
Net Asset Value	$7.24	(C)	$7.24	(D)	$7.24	$7.24
Class Y *
Shares	20,691,815	(E)	5,255,988	(F)	6,754,404	32,702,207
Net Assets	$150,150,006		$38,140,140		$49,013,423	$237,303,569
Net Asset Value	$7.26	(E)	$7.26	(F)	$7.26	$7.26
Institutional Class
Shares	—		—		10,340,227	10,340,227
Net Assets	$—		$—		$74,892,668	$74,892,668
Net Asset Value	$—		$—		$7.24	$7.24
Fund Total
Shares Outstanding	13,906,702		3,991,534		17,340,014	48,602,989
Net Assets	$160,708,379		$66,045,119		$125,681,823	$352,435,321
Unrealized Depreciation	$(13,753,975)		$(7,038,724)		$(28,894,804)	$(49,687,503)

(A)Reflects a 1.5919:1 reverse stock split on Class A Shares and a 1.6123:1 reverse stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(B)Reflects a 2.2762:1 reverse stock split on Class A Shares and a 2.1413:1 reverse stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(C)Reflects a 1.5725:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

(D)Reflects a 2.1338:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

(E)Reflects a 1.5929:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

(F)Reflects a 2.3023:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

*The Acquired Funds had Class B shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares of the Acquiring Fund.

Assuming the reorganization had been completed on July 1, 2012, the results of operations for the Value Fund for the six months ended December 31, 2012 would have been as follows:

Touchstone
Value
Fund
Net investment income	$3,590,036
Net realized and unrealized gain on investments	$44,429,565
Net increase in asset from operations	$48,019,601

64

Notes to Financial Statements (Continued)

10. Litigation

In January 2012, the Old Mutual Mid-Cap Fund (which reorganized into the TS&W Mid-Cap Value Fund in March 2009 and reorganized into the Touchstone Mid Cap Value Opportunities Fund in April 2012) was served with a summons and complaint in an action brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust, in the case captioned Weisfelner v. Fund 1, et al. (U.S. Bankruptcy Court, Southern District of New York, Adv. Pro No. 10-4609) (the “Action”). The Action seeks to recover all payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company as alleged fraudulent transfers, by means of intentional and constructive fraudulent transfer causes of action under state law. The amount sought to be disgorged is what the Fund received in payments in connection with the leveraged buyout, $3,784,800. The Fund (along with thousands of other defendants) has filed a joinder to the currently pending motion to dismiss and awaits the court’s ruling on that motion. The path the litigation will follow (including whether it will proceed at all) depends on the outcome of that ruling; it is uncertain when that ruling will come down, however. At this nascent stage of the litigation, it is not possible to assess likely outcome. The Fund is currently assessing the case and has not yet determined the potential effect, if any, on its net asset value.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust held on February 21, 2013, the Board approved a plan to close and liquidate the Touchstone U.S. Long/Short Fund (the “Liquidation Fund”). The Liquidation Fund will be closed and liquidated on or about March 26, 2013.

There were no other subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

65

Other Items

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available as an exhibit to the most recent Statement of Additional Information or without charge by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2012 through December 31, 2012.

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended December 31, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

66

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2012	2012	2012	2012*
Touchstone Capital Growth Fund
Class A	Actual	1.25%	$1,000.00	$1,074.40	$6.54
Class A	Hypothetical	1.25%	$1,000.00	$1,018.90	$6.36

Class C	Actual	2.00%	$1,000.00	$1,070.30	$10.44
Class C	Hypothetical	2.00%	$1,000.00	$1,015.12	$10.16

Class Y	Actual	1.00%	$1,000.00	$1,075.60	$5.23
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.16	$5.09

Institutional Class	Actual	0.90%	$1,000.00	$1,076.00	$4.71
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.67	$4.58

Touchstone International Small Cap Fund
Class A	Actual	1.55%	$1,000.00	$1,157.50	$8.43
Class A	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

Class C	Actual	2.30%	$1,000.00	$1,152.70	$12.48
Class C	Hypothetical	2.30%	$1,000.00	$1,013.61	$11.67

Class Y	Actual	1.30%	$1,000.00	$1,158.20	$7.07
Class Y	Hypothetical	1.30%	$1,000.00	$1,018.65	$6.61

Institutional Class	Actual	1.05%	$1,000.00	$1,159.50	$5.72
Institutional Class	Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

Touchstone Mid Cap Value Opportunities Fund
Class A	Actual	1.29%	$1,000.00	$1,075.40	$6.75
Class A	Hypothetical	1.29%	$1,000.00	$1,018.70	$6.56

Class C	Actual	2.04%	$1,000.00	$1,071.50	$10.65
Class C	Hypothetical	2.04%	$1,000.00	$1,014.92	$10.36

Class Y	Actual	1.04%	$1,000.00	$1,075.90	$5.44
Class Y	Hypothetical	1.04%	$1,000.00	$1,019.96	$5.30

Institutional Class	Actual	0.89%	$1,000.00	$1,076.90	$4.66
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53

67

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2012	2012	2012	2012*
Touchstone Small Cap Value Opportunities Fund
Class A	Actual	1.50%	$1,000.00	$1,067.40	$7.82
Class A	Hypothetical	1.50%	$1,000.00	$1,017.64	$7.63

Class C	Actual	2.25%	$1,000.00	$1,063.90	$11.70
Class C	Hypothetical	2.25%	$1,000.00	$1,013.86	$11.42

Class Y	Actual	1.20%	$1,000.00	$1,069.20	$6.26
Class Y	Hypothetical	1.20%	$1,000.00	$1,019.16	$6.11

Institutional Class	Actual	1.10%	$1,000.00	$1,069.40	$5.74
Institutional Class	Hypothetical	1.10%	$1,000.00	$1,019.66	$5.60

Touchstone U.S. Long/Short Fund
Class A	Actual	1.30%	$1,000.00	$1,038.40	$6.68	**
Class A	Hypothetical	1.30%	$1,000.00	$1,018.65	$6.61

Class C	Actual	2.05%	$1,000.00	$1,034.80	$10.51	**
Class C	Hypothetical	2.05%	$1,000.00	$1,014.87	$10.41

Class Y	Actual	1.05%	$1,000.00	$1,040.60	$5.40	**
Class Y	Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

Institutional Class	Actual	0.90%	$1,000.00	$1,040.90	$4.63	**
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.67	$4.58

Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$1,054.70	$5.59
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50

Class C	Actual	1.83%	$1,000.00	$1,050.40	$9.46
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30

Class Y	Actual	0.83%	$1,000.00	$1,055.70	$4.30
Class Y	Hypothetical	0.83%	$1,000.00	$1,021.02	$4.23

Institutional Class	Actual	0.73%	$1,000.00	$1,056.30	$3.78
Institutional Class	Hypothetical	0.73%	$1,000.00	$1,021.53	$3.72

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [184/365] (to reflect the one-half year period).

**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.48, $12.31, $7.20 and $6.43, respectively.

68

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

69

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-1212

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/27/13

* Print the name and title of each signing officer under his or her signature.